Registration No. 333-133380

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 7	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	/ /

Amendment No. 20	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)		(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering	Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2012 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (DATE) pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2012

Individual Flexible Payment Variable Annuity (Fee Based)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions or as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Commodities Return Strategy Portfolio
Index 600 Stock Portfolio	Balanced Portfolio
Small Cap Value Portfolio	Asset Allocation Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target
Multi-Style Equity Fund	Portfolio Series
Aggressive Equity Fund	Moderate Strategy Fund
Global Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

Fixed Option

Guaranteed Interest Fund

The Contract (including the fixed option) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. All contractual guarantees (including the fixed option) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2012, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contract, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.

Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner – The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from an annuity each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account A (Fee Based) Prospectus

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any fee your Investment Professional may charge you for his or her services. They also do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[1]	$17
Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses	0.75%
Current Mortality and Expense Risk Fees	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses	0.35%

Annual Contract Fee[2]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percent of the entire benefit)[3]	0.40%

[1]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[2]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[3]

The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant's birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

Account A (Fee Based) Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2011. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.63%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2011. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. Although you are required to invest a minimum of $50,000 in the Contract, the Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$269	$853	$1,463	$3,110
Minimum Total Annual Portfolio Operating Expenses	$141	$437	$756	$1,658

Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$228	$730	$1,259	$2,706
Minimum Total Annual Portfolio Operating Expenses	$99	$309	$536	$1,190

We reserve the right to increase the current mortality and expense risk charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2011.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account A (Fee Based) Prospectus

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $189 billion as of December 31, 2011. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other

Account A (Fee Based) Prospectus

obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•

Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a fixed option and a variety of variable investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide asset allocation or investment advice. Additionally, not all of the investment options may be available in the Fee-Based Program under which you hold your Contract. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims—paying ability of, the Company.

The Role of Your Investment Professional

Your Investment Professional may provide us with instructions on your behalf involving the investment of Net Purchase Payments and the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.

We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. Your Investment Professional may be associated with our affiliated registered investment advisor and/or our affiliated limited purpose federal savings bank. Any non-incidental investment advice that your Investment Professional provides to you related to investment option selection or asset allocation within your Contract is pursuant to a separate agreement with an entity qualified to provide such advice, such as our affiliated registered investment advisor (Northwestern Mutual Investment Services, LLC) or our affiliated limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company), and is not provided by the Company. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional. By signing the application for the Contract, (or by executing other documents acceptable to us), you affirm that you understand and agree that instructions you provide your Investment Professional may not be relayed concurrently to us and that we are not liable for any loss or liability that may arise as a result. All instructions we receive from your Investment Professional will be deemed to have been authorized by you

Account A (Fee Based) Prospectus

and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.

Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. By advance written agreement with us, you may authorize your Investment Professional to withdraw amounts from your Contract to pay for his or her fee. We will not verify the fee amount withdrawn, but we will send you a confirmation of the withdrawal, which you should review to verify the fee amount is accurate. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.

Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract. As our selling agent, your Investment Professional, or his or her associated broker-dealer, may receive compensation for the services performed on our behalf. Your Investment Professional also may receive compensation for referring you to the fee-based program under which you purchase your Contract. If you would like more information about these compensation arrangements, you should contact your Investment Professional.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

Subject to any limitations imposed by your Fee-Based Program, you may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. For more information about the Fee-Based Program under which you hold your Contract, contact your Investment Professional. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, Pacific Investment Management Company LLC and Credit Suisse Asset Management, LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company

Account A (Fee Based) Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Commodities Return Strategy Portfolio	Total return	Credit Suisse Asset Management, LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Account A (Fee Based) Prospectus

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the

Account A (Fee Based) Prospectus

Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to any limitations imposed by your Fee-Based Program, the short term and excessive trading limitations described below, and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option—The Guaranteed Interest Fund”.)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Contract Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract

Account A (Fee Based) Prospectus

Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all Contract Owners. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Option—The Guaranteed Interest Fund

During the Accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state and under your Contract. Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, the GIF is not available in Contracts subject to Massachusetts, Minnesota, New York, or Oregon law. To find out if a GIF is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account prior to the Maturity date, subject to restrictions described in the Contract. Subject to limitations described below, you may make additional investments in GIF at any time prior to the Maturity Date of the Contract.

Moving out of a Guaranteed Account    Transfers from the GIF to the Separate Account Divisions are subject to certain limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$100,000	$25,000	4 years
$500,000	$50,000	10 years
$1,000,000	$50,000	20 years

Account A (Fee Based) Prospectus

Additional Information    In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to amounts in the GIF. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.

Amounts you invest in the GIF earn interest at rates we declare from time to time in our discretion. We will guarantee the interest rate for each amount for the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. The interest rate will not be less than an annual effective rate of at least 1.0% (or a higher rate if required by applicable state law). At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the GIF in the same manner as the effective date for a transaction involving a Division of the Separate Account.

Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. In states where the annual effective interest rate may not be less than 3% in all years, the maximum limit without our consent is $50,000. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to the Guaranteed Interest Fund, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the

Account A (Fee Based) Prospectus

Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $50,000 to no less than $25,000 provided you agree to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $50,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees. The amount of minimum Purchase Payments may also be reduced in light of certain other requirements of Fee-Based Programs.

Application of Purchase Payments    We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Interest Fund is subject to special rules (see “The Investment Options—Fixed Option.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We generally do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Account A (Fee Based) Prospectus

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date anytime prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date – and on or after his or her 75th birthday– the Death Benefit will equal the Contract Value (determined as described below).

•

If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Payment Plans have their own payout benefit rules at death. (See “Payment Plans”.)

•	If an Annuitant dies before the Contract’s Maturity Date – and before his or her 75th birthday – the Death Benefit will equal the greater of the following:

o	the Contract Value (determined as described immediately below); or

o	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

Account A (Fee Based) Prospectus

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the later of the two following dates: (i) the date we receive proof of the Annuitant’s death at our Home Office; or (ii) the date we receive at the Home Office a method of payment elected by the Beneficiary. If we receive proof of death (or the method of payment election) before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death (or method of payment election) on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Account A (Fee Based) Prospectus

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available). Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected a Payment Plan (see “Payment Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect a Payment Plan for a Beneficiary, the Beneficiary may:

•	elect to continue the Contract (as described above),

•	receive the Death Benefit under a Payment Plan, or

•	receive the Death Benefit as a cash settlement.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”)

Your Beneficiary may receive the Death Benefit as a cash settlement either by electing to receive a lump sum check or by electing the Northwestern Access Fund (an interest-bearing account), if the cash settlement amount meets our criteria. If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. If a Northwestern Access Fund account is elected, payment of the full Death Benefit is accomplished by the opening of the Northwestern Access Fund account in the name of the beneficiary. Account information, along with a book of drafts (which function much like checks from a checking account at a bank), will be sent to the Beneficiary, and the Beneficiary will have access to funds in the account simply by writing a draft for all or part of the amount of the Death Benefit (or other available balance), and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for us, the bank will receive the amount the Beneficiary requests as a transfer from our General Account. Any interest paid within a Northwestern Access Fund may be taxable, so please consult your tax advisor. The Northwestern Access Fund is part of our General Account. It is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Northwestern Access Fund is backed by the financial strength of Northwestern Mutual, although it is subject to the claims of our creditors. In addition, funds held in the Northwestern Access Fund are guaranteed by State Insurance Guarantee Associations. We may make a profit on all amounts held in the Northwestern Access Fund.

Payment Plans (or “Income Plans”)

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you

Account A (Fee Based) Prospectus

direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Your interest, if any, in our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. If you select a Fixed Income Plan, the Fee-Based Program under which you hold your Contract will automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should check with your Investment Professional about the status of your Fee-Based Program if you select a Variable Income Plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a Variable Income Plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.) An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Period Certain

(sometimes referred to as Single Life Income with or without Certain Period.) An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain

(sometimes referred to as Joint and Survivor Life Income with Certain Period.) An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial interest of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Account A (Fee Based) Prospectus

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account and the Guaranteed Interest Fund in proportion to the amounts you have invested. (For Washington Contracts, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account.)

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Account A (Fee Based) Prospectus

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are not tax deductible).

Contribution Limitations and General Requirements Applicable to Contract

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse, as defined under federal tax law, are each permitted to make a maximum contribution of $5,000 for 2012 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70  1/2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse, as defined under federal tax law, is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $58,000—$68,000 for single filers and between $92,000—$112,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $173,000—$183,000 (indexed). Federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse, as defined under federal tax law, can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after death required minimum distribution rules. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,000 for 2010 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $110,000 and $125,000 for single filers, between $173,000 and $183,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan), and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

Non-Tax Qualified Contract    There are no federal tax limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of

Account A (Fee Based) Prospectus

the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, benefits from individual retirement annuity contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59 1/2, or a distribution made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a Variable Income Plan or Fixed Income Plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 12 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs: As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

Account A (Fee Based) Prospectus

The Owner must take the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule:    A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule:    A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions:    If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

3. Nonspouse Transfers:    A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs:    The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts:    The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that (i) the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and (ii) the surviving spouse, as defined under federal tax law, is not required by the federal tax law to take any distributions during his or her lifetime and may extend deferral by electing a spousal exchange.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

While the following services are generally available under the Contract, not all of them may be available to Owners of Contracts held in the Fee-Based Program in which you participate. For more information, contact your Investment Professional.

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Account A (Fee Based) Prospectus

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected investment options is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)

For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service, we will automatically sweep or transfer interest from the Guaranteed Interest Fund (“GIF”) to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually, or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (“PIN”). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.northwesternmutual.com) to access Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also set up certain electronic payments, transfer invested assets among Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please contact us at 1-888-455-2232.

The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Account A (Fee Based) Prospectus

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Although NMIS does not receive commissions on the sales of Contracts, it does receive fees for investment advice and other services provided to Contract Owners. The fees are based in part on the value of Contract assets held for their benefit by NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to an affiliated investment adviser such as NMIS (which is also a registered investment adviser) or our limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company (“NMWMC”)) for providing investment advice and other services to Owners. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. The individual NMIS or NMWMC Representative who recommends the Northwestern Mutual Signature Annuities advisory program to a client will receive a portion of the asset-based fee paid by the client. The amount of the compensation that a NMIS or NMWMC Representative may receive for recommending the Signature Annuities program may be more than what the individual would receive if the client paid separately for investment advice, brokerage, and other services.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each

Account A (Fee Based) Prospectus

Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Account A (Fee Based) Prospectus

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room E15B

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account A, Flexible Payment Variable Annuity (Fee Based) to:

Name

Address

City                                                                                                                                      State                         Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued on or After October 16, 2006

Northwestern Mutual Series Fund, Inc.

	December 31
	2011	2010	2009	2008	2007	2006
Growth Stock Division
Accumulation Unit Value	$0.930	$0.945	$0.844	$0.617	$1.013	$0.931
Number of Units Outstanding	1,879	1,681	1,281	1,081	303	156
Focused Appreciation Division
Accumulation Unit Value	$1.901	$2.032	$1.865	$1.313	$2.197	$1.738
Number of Units Outstanding	2,039	1,179	486	—	—	—
Large Cap Core Stock Division
Accumulation Unit Value	$0.939	$0.954	$0.848	$0.658	$1.077	$0.991
Number of Units Outstanding	938	742	599	235	88	—
Large Cap Blend Division (b)
Accumulation Unit Value	$0.782	$0.803	$0.705	$0.555	$0.933	—
Number of Units Outstanding	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$1.024	$1.008	$0.880	$0.699	$1.112	$1.058
Number of Units Outstanding	4,537	4,000	2,634	1,450	326	43
Large Company Value Division (b)
Accumulation Unit Value	$0.789	$0.780	$0.706	$0.587	$0.938	—
Number of Units Outstanding	2,707	2,989	2,780	2,152	861	—
Domestic Equity Division
Accumulation Unit Value	$1.268	$1.261	$1.104	$0.855	$1.396	$1.495
Number of Units Outstanding	4,560	4,849	4,546	3,529	1,042	67
Equity Income Division
Accumulation Unit Value	$1.618	$1.639	$1.426	$1.148	$1.795	$1.745
Number of Units Outstanding	6,066	3,609	2,676	2,121	423	26
Mid Cap Growth Stock Division
Accumulation Unit Value	$0.978	$1.046	$0.848	$0.644	$1.079	$0.897
Number of Units Outstanding	1,281	1,239	1,251	1,082	399	55
Index 400 Stock Division
Accumulation Unit Value	$1.972	$2.018	$1.604	$1.175	$1.850	$1.720
Number of Units Outstanding	1,328	1,181	806	652	174	—
Mid Cap Value Division
Accumulation Unit Value	$1.762	$1.779	$1.489	$1.212	$1.874	$1.884
Number of Units Outstanding	1,425	1,246	1,035	846	264	26
Small Cap Growth Stock Division
Accumulation Unit Value	$1.231	$1.270	$1.013	$0.775	$1.385	$1.269
Number of Units Outstanding	724	768	712	589	134	22
Index 600 Stock Division (b)
Accumulation Unit Value	$1.011	$1.006	$0.802	$0.643	$0.939	—
Number of Units Outstanding	1,017	738	553	434	98	—
Small Cap Value Division
Accumulation Unit Value	$2.142	$2.179	$1.793	$1.404	$1.960	$1.983
Number of Units Outstanding	1,474	1,437	1,143	788	207	32
International Growth Division
Accumulation Unit Value	$1.400	$1.618	$1.394	$1.136	$2.119	$1.888
Number of Units Outstanding	3,574	2,610	2,288	1,923	510	49
Research International Core Division (b)
Accumulation Unit Value	$0.776	$0.869	$0.786	$0.603	$1.052	—
Number of Units Outstanding	5,978	3,702	2,324	1,361	293	—
International Equity Division
Accumulation Unit Value	$1.397	$1.559	$1.453	$1.096	$1.956	$1.662
Number of Units Outstanding	8,601	6,824	5,675	4,462	939	109
Emerging Markets Equity Division (b)
Accumulation Unit Value	$0.941	$1.161	$0.939	$0.555	$1.244	—
Number of Units Outstanding	11,805	3,240	2,876	2,421	576	—

(b)	The initial investment was made on April 30, 2007.

Account A (Fee Based) Prospectus

Accumulation Unit Values

Contracts Issued on or After October 16, 2006 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	2011	2010	2009	2008	2007	2006
Money Market Division
Accumulation Unit Value	$1.272	$1.275	$1.276	$1.270	$1.241	$1.182
Number of Units Outstanding	4,364	2,626	1,564	1,225	1,046	—
Short-Term Bond Division (b)
Accumulation Unit Value	$1.164	$1.162	$1.125	$1.053	$1.029	—
Number of Units Outstanding	9,102	4,717	2,126	1,480	580	—
Select Bond Division
Accumulation Unit Value	$2.045	$1.915	$1.803	$1.654	$1.608	$1.517
Number of Units Outstanding	14,198	10,451	7,799	6,152	3,119	668
Long-Term U.S. Government Bond Division (b)
Accumulation Unit Value	$1.695	$1.319	$1.197	$1.291	$1.073	—
Number of Units Outstanding	2,159	2,374	1,364	1,154	309	—
Inflation Protection Division (b)
Accumulation Unit Value	$1.347	$1.208	$1.148	$1.047	$1.066	—
Number of Units Outstanding	8,863	6,567	4,455	2,854	667	—
High Yield Bond Division
Accumulation Unit Value	$2.148	$2.061	$1.806	$1.246	$1.590	$1.559
Number of Units Outstanding	4,524	3,147	2,480	1,848	602	151
Multi-Sector Bond Division (b)
Accumulation Unit Value	$1.344	$1.284	$1.139	$0.936	$1.008	—
Number of Units Outstanding	13,080	8,966	5,647	3,932	1,603	—
Commodities Return Strategy Division(a)
Accumulation Unit Value	$8.051	—	—	—	—	—
Number of Units Outstanding	1,047	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$1.401	$1.377	$1.234	$1.020	$1.324	$1.252
Number of Units Outstanding	—	—	—	—	—	—
Asset Allocation Division
Accumulation Unit Value	$1.450	$1.457	$1.293	$1.021	$1.467	$1.345
Number of Units Outstanding	—	—	—	—	—	—

(a)	The initial investment was made on April 30, 2011.

(b)	The initial investment was made on April 30, 2007.

Account A (Fee Based) Prospectus

Accumulation Unit Values

Contracts Issued on or After October 16, 2006 (continued)

Fidelity® Variable Insurance Products

	December 31
	2011	2010	2009	2008	2007	2006
VIP Mid Cap Division
Accumulation Unit Value	$2.518	$2.834	$2.212	$1.588	$2.639	$2.296
Number of Units Outstanding	2,638	2,515	2,043	1,471	342	53
VIP Contrafund® Division (b)
Accumulation Unit Value	$0.971	$1.002	$0.860	$0.637	$1.115	—
Number of Units Outstanding	12,906	10,375	8,612	6,665	1,376	—

(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust

	December 31
	2011	2010	2009	2008	2007
Socially Responsive Division (b)
Accumulation Unit Value	$0.950	$0.983	$0.803	$0.613	$1.016
Number of Units Outstanding	2,955	1,817	940	592	177

(b) The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2011	2010	2009	2008	2007	2006
Multi-Style Equity Division
Accumulation Unit Value	$0.982	$1.001	$0.863	$0.659	$1.112	$1.011
Number of Units Outstanding	6,888	6,686	5,378	4,906	1,533	—
Aggressive Equity Division
Accumulation Unit Value	$1.380	$1.446	$1.162	$0.887	$1.560	$1.514
Number of Units Outstanding	908	1,036	814	671	202	—
Non-U.S. Division
Accumulation Unit Value	$1.025	$1.181	$1.063	$0.844	$1.470	$1.340
Number of Units Outstanding	6,089	5,182	3,618	2,649	718	—
Core Bond Division
Accumulation Unit Value	$1.932	$1.852	$1.689	$1.463	$1.523	$1.425
Number of Units Outstanding	8,466	6,597	4,027	3,189	1,509	150
Global Real Estate Securities Division
Accumulation Unit Value	$2.725	$2.942	$2.402	$1.869	$2.963	$3.534
Number of Units Outstanding	3,238	2,891	2,456	1,708	439	52

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2011	2010	2009	2008	2007
Moderate Strategy Division (b)
Accumulation Unit Value	$1.125	$1.128	$1.005	$0.824	$1.033
Number of Units Outstanding	—	—	—	—	—
Balanced Strategy Division (b)
Accumulation Unit Value	$1.027	$1.056	$0.929	$0.743	$1.025
Number of Units Outstanding	—	—	—	—	—
Growth Strategy Division (b)
Accumulation Unit Value	$0.930	$0.980	$0.855	$0.667	$1.019
Number of Units Outstanding	—	—	—	—	—
Equity Growth Strategy Division (b)
Accumulation Unit Value	$0.833	$0.892	$0.778	$0.596	$1.010
Number of Units Outstanding	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account A (Fee Based) Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (Fee Based)

An individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities

(“IRAs”), Roth IRAs and Non-Tax Qualified Annuities

and Non-Qualified Plans offered to purchasers who pay periodic fees for brokerage/advisory services instead of sales charges.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACT

Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The offering is continuous.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed

Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2011
NML Variable Annuity Account A
Financial Statements

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$11,662	$10,618	$7,706	$771	$43,357
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	–

Total Assets	11,662	10,618	7,706	771	43,357

Liabilities:
Due to Northwestern Mutual Life Insurance Company	17	16	–	–	38
Due to Participants	–	141	–	–	81

Total Liabilities	17	157	–	–	119

Total Net Assets	$11,645	$10,461	$7,706	$771	$43,238

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$88	$31	$75	$14	$6,355
Annuity Reserves	5	–	2	–	178
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	4,239	3,362	3,072	450	17,459
Annuity Reserves	23	26	85	13	519
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	491	200	250	–	1,042
Annuity Reserves	13	–	57	–	72
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	2,479	1,102	1,825	75	7,156
Annuity Reserves	–	–	–	–	2
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	164	273	202	34	872
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	734	170	206	15	1,436
Class B Accumulation Units (8)	1,663	1,421	1,051	160	3,503
Annuity Reserves	–	–	–	10	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	1,746	3,876	881	–	4,644
Annuity Reserves	–	–	–	–	–

Total Net Assets	$11,645	$10,461	$7,706	$771	$43,238

(1) Investments, at cost	$10,946	$10,361	$7,491	$669	$41,423
Mutual Fund Shares Held	5,583	6,081	6,352	1,019	17,063
(2) Accumulation Unit Value	$2.853501	$1.836578	$2.291654	$0.767362	$4.894842
Units Outstanding	31	17	33	19	1,298
(3) Accumulation Unit Value	$2.612135	$1.758640	$2.097769	$0.749617	$4.405611
Units Outstanding	1,623	1,912	1,464	600	3,963
(4) Accumulation Unit Value	$2.781546	$1.892627	$2.233103	$0.779920	$3.164867
Units Outstanding	177	106	112	–	329
(5) Accumulation Unit Value	$2.612135	$1.758640	$2.097769	$0.749617	$4.405611
Units Outstanding	949	627	870	100	1,624
(6) Accumulation Unit Value	$0.896340	$1.876499	$0.869883	$0.776336	$0.978533
Units Outstanding	183	145	232	43	891
(7) Accumulation Unit Value	$0.896340	$1.876499	$0.869883	$0.776336	$0.978533
Units Outstanding	819	91	236	19	1,468
(8) Accumulation Unit Value	$2.612135	$1.758640	$2.097769	$0.749617	$4.405611
Units Outstanding	637	808	501	214	795
(9) Accumulation Unit Value	$0.929516	$1.901031	$0.938936	$0.781770	$1.023649
Units Outstanding	1,879	2,039	938	–	4,537

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$3,089	$14,061	$16,594	$26,497	$11,354
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	9	2

Total Assets	3,089	14,061	16,594	26,506	11,356

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	77	–	–
Due to Participants	161	11	12	–	6

Total Liabilities	161	11	89	–	6

Total Net Assets	$2,928	$14,050	$16,505	$26,506	$11,350

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$17	$48	$293	$482	$93
Annuity Reserves	–	4	–	3	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	340	3,570	2,622	15,790	3,746
Annuity Reserves	51	42	13	42	131
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	3	673	310	1,176	285
Annuity Reserves	–	–	–	45	25
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	80	875	1,435	5,261	1,615
Annuity Reserves	–	–	–	2	2
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	126	653	469	290	527
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	7	515	384	543	578
Class B Accumulation Units (8)	168	1,779	1,147	1,617	1,728
Annuity Reserves	–	–	–	2	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	2,136	5,782	9,813	1,253	2,620
Annuity Reserves	–	109	19	–	–

Total Net Assets	$2,928	$14,050	$16,505	$26,506	$11,350

(1) Investments, at cost	$2,805	$13,029	$15,871	$26,512	$11,154
Mutual Fund Shares Held	4,207	16,107	14,270	9,083	8,480
(2) Accumulation Unit Value	$0.774574	$1.216420	$1.562939	$6.078136	$2.313337
Units Outstanding	21	39	188	79	40
(3) Accumulation Unit Value	$0.756619	$1.154666	$1.496618	$5.470433	$2.171185
Units Outstanding	449	3,092	1,753	2,886	1,725
(4) Accumulation Unit Value	$0.787237	$1.261214	$1.610629	$2.980969	$2.417284
Units Outstanding	4	534	193	395	118
(5) Accumulation Unit Value	$0.756619	$1.154666	$1.496618	$5.470433	$2.171185
Units Outstanding	105	757	959	962	744
(6) Accumulation Unit Value	$0.783590	$1.248343	$1.596944	$0.944730	$1.884985
Units Outstanding	161	523	294	307	280
(7) Accumulation Unit Value	$0.783590	$1.248343	$1.596944	$0.944730	$1.884985
Units Outstanding	9	413	240	575	307
(8) Accumulation Unit Value	$0.756619	$1.154666	$1.496618	$5.470433	$2.171185
Units Outstanding	222	1,541	767	296	796
(9) Accumulation Unit Value	$0.789126	$1.267980	$1.617804	$0.978142	$1.972440
Units Outstanding	2,707	4,560	6,066	1,281	1,328

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$4,674	$10,077	$2,000	$9,921	$11,497
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	–

Total Assets	4,674	10,077	2,000	9,921	11,497

Liabilities:
Due to Northwestern Mutual Life Insurance Company	76	89	–	–	17
Due to Participants	7	–	56	3	52

Total Liabilities	83	89	56	3	69

Total Net Assets	$4,591	$9,988	$1,944	$9,918	$11,428

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$21	$176	$15	$143	$45
Annuity Reserves	1	1	–	1	3
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	849	4,511	299	2,804	2,951
Annuity Reserves	–	36	–	35	45
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	127	170	31	338	240
Annuity Reserves	–	–	–	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	277	1,560	316	1,059	928
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	157	236	57	508	383
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	76	851	28	329	226
Class B Accumulation Units (8)	528	1,555	169	1,537	1,554
Annuity Reserves	3	–	–	8	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	2,512	892	1,029	3,156	5,002
Annuity Reserves	40	–	–	–	51

Total Net Assets	$4,591	$9,988	$1,944	$9,918	$11,428

(1) Investments, at cost	$4,200	$10,039	$1,951	$8,890	$12,620
Mutual Fund Shares Held	4,124	5,862	2,189	6,009	11,076
(2) Accumulation Unit Value	$1.702737	$2.623613	$0.992598	$2.054674	$1.342965
Units Outstanding	12	67	15	70	33
(3) Accumulation Unit Value	$1.630487	$2.462399	$0.969630	$1.950281	$1.274777
Units Outstanding	521	1,832	309	1,438	2,315
(4) Accumulation Unit Value	$1.754706	$2.741589	$1.008834	$2.130243	$1.392389
Units Outstanding	72	62	30	159	172
(5) Accumulation Unit Value	$1.630487	$2.462399	$0.969630	$1.950281	$1.274777
Units Outstanding	170	634	326	543	728
(6) Accumulation Unit Value	$1.739791	$1.243234	$1.004213	$2.108455	$1.378173
Units Outstanding	90	190	57	241	278
(7) Accumulation Unit Value	$1.739791	$1.243234	$1.004213	$2.108455	$1.378173
Units Outstanding	44	684	27	156	164
(8) Accumulation Unit Value	$1.630487	$2.462399	$0.969630	$1.950281	$1.274777
Units Outstanding	324	632	174	788	1,219
(9) Accumulation Unit Value	$1.762499	$1.230655	$1.011279	$2.141605	$1.399837
Units Outstanding	1,425	724	1,017	1,474	3,574

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$5,563	$38,952	$14,933	$20,104	$12,929
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	–	–	–

Total Assets	5,563	38,952	14,933	20,104	12,929

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	64	19	–	5
Due to Participants	52	82	88	44	137

Total Liabilities	53	146	107	44	142

Total Net Assets	$5,510	$38,806	$14,826	$20,060	$12,787

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$9	$227	$51	$612	$27
Annuity Reserves	–	3	–	40	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	450	14,517	1,695	8,449	1,166
Annuity Reserves	–	170	40	59	–
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	135	1,150	167	198	186
Annuity Reserves	–	24	–	2	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	21	4,301	805	1,897	51
Annuity Reserves	–	1	–	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	40	1,225	191	250	114
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	26	1,148	156	921	424
Class B Accumulation Units (8)	177	3,970	577	2,060	205
Annuity Reserves	–	–	–	–	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	4,637	12,014	11,111	5,551	10,595
Annuity Reserves	15	56	33	21	19

Total Net Assets	$5,510	$38,806	$14,826	$20,060	$12,787

(1) Investments, at cost	$5,774	$44,241	$16,040	$20,103	$13,189
Mutual Fund Shares Held	7,713	25,693	16,741	20,103	12,699
(2) Accumulation Unit Value	$0.761294	$3.202009	$0.923851	$3.439949	$1.142520
Units Outstanding	11	71	56	178	23
(3) Accumulation Unit Value	$0.743659	$2.916498	$0.902488	$2.960812	$1.116091
Units Outstanding	606	4,978	1,879	2,854	1,045
(4) Accumulation Unit Value	$0.773740	$2.760226	$0.938975	$1.635864	$1.161188
Units Outstanding	175	417	177	121	160
(5) Accumulation Unit Value	$0.743659	$2.916498	$0.902488	$2.960812	$1.116091
Units Outstanding	28	1,475	892	641	46
(6) Accumulation Unit Value	$0.770179	$1.400644	$0.934635	$1.267530	$1.155827
Units Outstanding	52	875	204	198	98
(7) Accumulation Unit Value	$0.770179	$1.400644	$0.934635	$1.267530	$1.155827
Units Outstanding	34	820	167	727	367
(8) Accumulation Unit Value	$0.743659	$2.916498	$0.902488	$2.960812	$1.116091
Units Outstanding	237	1,361	640	696	183
(9) Accumulation Unit Value	$0.775620	$1.396839	$0.941223	$1.272116	$1.163966
Units Outstanding	5,978	8,601	11,805	4,364	9,102

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$62,723	$7,061	$16,226	$15,996	$22,950
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	–	–	4	–	4

Total Assets	62,723	7,061	16,230	15,996	22,954

Liabilities:
Due to Northwestern Mutual Life Insurance Company	29	15	–	–	–
Due to Participants	83	273	292	132	–

Total Liabilities	112	288	292	132	–

Total Net Assets	$62,611	$6,773	$15,938	$15,864	$22,954

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$2,390	$14	$43	$49	$24
Annuity Reserves	116	–	–	8	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	14,771	1,556	2,070	2,729	2,280
Annuity Reserves	484	293	24	58	47
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	2,146	140	351	530	556
Annuity Reserves	52	–	–	4	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	4,868	281	483	972	1,143
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	1,565	158	166	358	305
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	1,206	107	245	362	205
Class B Accumulation Units (8)	5,876	565	531	1,013	674
Annuity Reserves	15	–	–	–	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	29,035	3,659	11,940	9,718	17,573
Annuity Reserves	87	–	85	63	147

Total Net Assets	$62,611	$6,773	$15,938	$15,864	$22,954

(1) Investments, at cost	$60,622	$6,923	$14,953	$15,485	$23,432
Mutual Fund Shares Held	48,028	6,239	13,784	22,755	22,860
(2) Accumulation Unit Value	$15.196624	$1.663627	$1.322368	$3.159477	$1.318754
Units Outstanding	157	9	33	15	18
(3) Accumulation Unit Value	$13.076436	$1.625206	$1.291820	$2.892259	$1.288261
Units Outstanding	1,130	956	1,602	944	1,770
(4) Accumulation Unit Value	$2.781193	$1.690840	$1.344009	$3.124546	$1.340300
Units Outstanding	772	83	261	170	415
(5) Accumulation Unit Value	$13.076436	$1.625206	$1.291820	$2.892259	$1.288261
Units Outstanding	372	173	374	336	887
(6) Accumulation Unit Value	$2.031334	$1.683053	$1.337831	$2.112946	$1.334148
Units Outstanding	771	94	124	169	229
(7) Accumulation Unit Value	$2.031334	$1.683053	$1.337831	$2.112946	$1.334148
Units Outstanding	593	64	183	171	154
(8) Accumulation Unit Value	$13.076436	$1.625206	$1.291820	$2.892259	$1.288261
Units Outstanding	449	348	411	350	523
(9) Accumulation Unit Value	$2.045015	$1.694900	$1.347230	$2.148291	$1.343520
Units Outstanding	14,198	2,159	8,863	4,524	13,080

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$9,028	$107,546	$4,909	$ –	$ –
Fidelity Variable Insurance Products	–	–	–	16,356	16,497
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	1	–	–	–	–

Total Assets	9,029	107,546	4,909	16,356	16,497

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	29	2	7	–
Due to Participants	63	175	47	103	13

Total Liabilities	63	204	49	110	13

Total Net Assets	$8,966	$107,342	$4,860	$16,246	$16,484

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$3	$5,207	$78	$135	$80
Annuity Reserves	–	1,949	28	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	200	80,020	1,880	4,489	1,681
Annuity Reserves	–	2,764	112	77	10
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	61	810	38	390	270
Annuity Reserves	–	503	111	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	69	9,368	629	1,438	436
Annuity Reserves	–	47	–	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	28	517	291	791	237
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	25	967	257	360	227
Class B Accumulation Units (8)	132	5,190	1,435	1,818	946
Annuity Reserves	–	–	1	–	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	8,433	–	–	6,642	12,526
Annuity Reserves	15	–	–	106	71

Total Net Assets	$8,966	$107,342	$4,860	$16,246	$16,484

(1) Investments, at cost	$10,323	$115,530	$4,887	$15,024	$14,732
Mutual Fund Shares Held	11,186	77,370	4,803	572	729
(2) Accumulation Unit Value	$8.029775	$11.026055	$1.391408	$2.432397	$0.952668
Units Outstanding	–	469	56	56	84
(3) Accumulation Unit Value	$8.002839	$9.489652	$1.320779	$2.329143	$0.930627
Units Outstanding	25	8,432	1,423	1,927	1,807
(4) Accumulation Unit Value	$8.048514	$2.991836	$1.442613	$2.506615	$0.968241
Units Outstanding	8	271	26	156	278
(5) Accumulation Unit Value	$8.002839	$9.489652	$1.320779	$2.329143	$0.930627
Units Outstanding	9	987	476	618	468
(6) Accumulation Unit Value	$8.043187	$1.367661	$1.427891	$2.485286	$0.963816
Units Outstanding	3	378	204	318	246
(7) Accumulation Unit Value	$8.043187	$1.367661	$1.427891	$2.485286	$0.963816
Units Outstanding	3	707	180	145	236
(8) Accumulation Unit Value	$8.002839	$9.489652	$1.320779	$2.329143	$0.930627
Units Outstanding	16	547	1,086	781	1,017
(9) Accumulation Unit Value	$8.051273	$1.400766	$1.450367	$2.517713	$0.970592
Units Outstanding	1,047	–	–	2,638	12,906

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$ –	$ –	$ –	$ –	$ –
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	3,961	–	–	–	–
Russell Investment Funds		10,378	4,190	10,614	23,102
Due from Northwestern Mutual Life Insurance Company	–	–	3	2	2

Total Assets	3,961	10,378	4,193	10,616	23,104

Liabilities:
Due to Northwestern Mutual Life Insurance Company	–	–	–	–	–
Due to Participants	–	44	10	26	426

Total Liabilities	–	44	10	26	426

Total Net Assets	$3,961	$10,334	$4,183	$10,590	$22,678

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$10	$10	$67	$28	$30
Annuity Reserves	–	–	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	405	1,362	1,115	1,791	1,828
Annuity Reserves	1	57	5	16	3
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	136	7	27	220	795
Annuity Reserves	–	–	–	4	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	278	1,101	628	855	1,024
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	87	228	252	270	643
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	39	67	94	300	463
Class B Accumulation Units (8)	182	720	716	856	1,433
Annuity Reserves	–	–	–	–	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	2,807	6,765	1,254	6,241	16,352
Annuity Reserves	16	17	25	9	107

Total Net Assets	$3,961	$10,334	$4,183	$10,590	$22,678

(1) Investments, at cost	$3,857	$9,384	$3,954	$11,430	$22,911
Mutual Fund Shares Held	276	784	369	1,213	2,206
(2) Accumulation Unit Value	$0.932271	$0.956882	$1.498776	$1.159674	$1.880084
Units Outstanding	11	10	45	24	16
(3) Accumulation Unit Value	$0.910717	$0.898065	$1.406658	$1.088424	$1.764666
Units Outstanding	445	1,517	792	1,646	1,036
(4) Accumulation Unit Value	$0.947550	$0.999866	$1.566133	$1.211791	$1.964588
Units Outstanding	143	7	17	181	405
(5) Accumulation Unit Value	$0.910717	$0.898065	$1.406658	$1.088424	$1.764666
Units Outstanding	305	1,226	446	785	580
(6) Accumulation Unit Value	$0.943157	$0.928319	$1.317081	$0.957245	$1.927993
Units Outstanding	92	246	191	282	333
(7) Accumulation Unit Value	$0.943157	$0.928319	$1.317081	$0.957245	$1.927993
Units Outstanding	42	72	72	313	240
(8) Accumulation Unit Value	$0.910717	$0.898065	$1.406658	$1.088424	$1.764666
Units Outstanding	200	801	509	786	812
(9) Accumulation Unit Value	$0.949797	$0.982106	$1.380064	$1.024882	$1.931512
Units Outstanding	2,955	6,888	908	6,089	8,466

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2011

(in thousands, except accumulation unit values)

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$–	$–	$–	$–	$–
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	18,654	1,290	3,462	2,436	281
Due from Northwestern Mutual Life Insurance Company	–	5	–	–	2

Total Assets	18,654	1,295	3,462	2,436	283

Liabilities:
Due to Northwestern Mutual Life Insurance Company	77	–	–	–	–
Due to Participants	88	–	–	–	–

Total Liabilities	165	–	–	–	–

Total Net Assets	$18,489	$1,295	$3,462	$2,436	$283

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$176	$61	$30	$–	$–
Annuity Reserves	2	–	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	4,116	740	1,469	196	210
Annuity Reserves	186	–	174	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	387	–	101	–	–
Annuity Reserves	21	–	–	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	1,251	49	458	813	21
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	593	18	690	607	18
Annuity Reserves	–	–	–	–	–
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	682	15	33	39	8
Class B Accumulation Units (8)	2,197	412	507	781	26
Annuity Reserves	2	–	–	–	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	8,824	–	–	–	–
Annuity Reserves	52	–	–	–	–

Total Net Assets	$18,489	$1,295	$3,462	$2,436	$283

(1) Investments, at cost	$17,698	$1,288	$3,394	$2,546	$294
Mutual Fund Shares Held	1,474	137	400	304	39
(2) Accumulation Unit Value	$2.677440	$1.104651	$1.007842	$0.913232	$0.817946
Units Outstanding	66	55	30	–	–
(3) Accumulation Unit Value	$2.512877	$1.079083	$0.984507	$0.892120	$0.799007
Units Outstanding	1,638	685	1,492	220	263
(4) Accumulation Unit Value	$2.797749	$1.122709	$1.024308	$0.928209	$0.831347
Units Outstanding	138	–	99	–	–
(5) Accumulation Unit Value	$2.512877	$1.079083	$0.984507	$0.892120	$0.799007
Units Outstanding	498	45	466	912	26
(6) Accumulation Unit Value	$2.929798	$1.117532	$1.019623	$0.923917	$0.827531
Units Outstanding	202	16	677	657	22
(7) Accumulation Unit Value	$2.929798	$1.117532	$1.019623	$0.923917	$0.827531
Units Outstanding	233	13	33	42	10
(8) Accumulation Unit Value	$2.512877	$1.079083	$0.984507	$0.892120	$0.799007
Units Outstanding	874	382	515	875	33
(9) Accumulation Unit Value	$2.725322	$1.125385	$1.026783	$0.930416	$0.833341
Units Outstanding	3,238	–	–	–	–

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$95	$20	$93	$6	$750
Expenses:
Mortality and expense risk charges	126	101	89	10	465

Net investment income (loss)	(31)	(81)	4	(4)	285

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	205	13	212	19	(1,926)
Realized gain distributions	–	–	–	–	1,003

Realized gains (losses)	205	13	212	19	(923)

Change in unrealized appreciation/ depreciation of investments during the period	(430)	(656)	(394)	(47)	1,008

Net increase (decrease) in net assets resulting from operations	$(256)	$(724)	$(178)	$(32)	$370

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$53	$300	$230	$68	$106
Expenses:
Mortality and expense risk charges	17	116	101	331	116

Net investment income (loss)	36	184	129	(263)	(10)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	256	(1,061)	(391)	474	(21)
Realized gain distributions	–	–	–	–	679

Realized gains (losses)	256	(1,061)	(391)	474	658

Change in unrealized appreciation/ depreciation of investments during the period	(238)	1,002	133	(2,229)	(930)

Net increase (decrease) in net assets resulting from operations	$54	$125	$(129)	$(2,018)	$(282)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$77	$39	$14	$59	$133
Expenses:
Mortality and expense risk charges	32	118	14	90	99

Net investment income (loss)	45	(79)	–	(31)	34

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	114	(489)	210	148	(753)
Realized gain distributions	–	–	56	–	–

Realized gains (losses)	114	(489)	266	148	(753)

Change in unrealized appreciation/ depreciation of investments during the period	(160)	198	(239)	(209)	(903)

Net increase (decrease) in net assets resulting from operations	$(1)	$(370)	$27	$(92)	$(1,622)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$82	$898	$138	$30	$175
Expenses:
Mortality and expense risk charges	23	395	73	199	50

Net investment income (loss)	59	503	65	(169)	125

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	126	49	382	–	16
Realized gain distributions	–	–	–	–	20

Realized gains (losses)	126	49	382	–	36

Change in unrealized appreciation/ depreciation of investments during the period	(775)	(5,010)	(3,434)	–	(185)

Net increase (decrease) in net assets resulting from operations	$(590)	$(4,458)	$(2,987)	$(169)	$(24)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$2,040	$129	$6	$1,047	$1,142
Expenses:
Mortality and expense risk charges	456	40	73	95	100

Net investment income (loss)	1,584	89	(67)	952	1,042

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	776	152	168	66	197
Realized gain distributions	1,225	699	120	–	417

Realized gains (losses)	2,001	851	288	66	614

Change in unrealized appreciation/ depreciation of investments during the period	84	681	1,268	(501)	(898)

Net increase (decrease) in net assets resulting from operations	$3,669	$1,621	$1,489	$517	$758

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Income:
Dividend income	$–	$3,081	$126	$4	$136
Expenses:
Mortality and expense risk charges	21	1,342	61	148	82

Net investment income (loss)	(21)	1,739	65	(144)	54

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(9)	(3,819)	(183)	496	170
Realized gain distributions	–	–	–	31	–

Realized gains (losses)	(9)	(3,819)	(183)	527	170

Change in unrealized appreciation/ depreciation of investments during the period	(1,295)	3,102	41	(2,366)	(579)

Net increase (decrease) in net assets resulting from operations	$(1,325)	$1,022	$(77)	$(1,983)	$(355)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division

Income:
Dividend income	$12	$104	$22	$191	$670
Expenses:
Mortality and expense risk charges	18	69	40	77	111

Net investment income (loss)	(6)	35	(18)	114	559

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	184	(70)	39	(533)	154
Realized gain distributions	–	–	–	–	382

Realized gains (losses)	184	(70)	39	(533)	536

Change in unrealized appreciation/ depreciation of investments during the period	(275)	(131)	(196)	(1,054)	(289)

Net increase (decrease) in net assets resulting from operations	$(97)	$(166)	$(175)	$(1,473)	$806

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Income:
Dividend income	$440	$27	$67	$46	$3
Expenses:
Mortality and expense risk charges	150	11	30	24	1

Net investment income (loss)	290	16	37	22	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(589)	13	55	45	5
Realized gain distributions	–	–	–	–	–

Realized gains (losses)	(589)	13	55	45	5

Change in unrealized appreciation/ depreciation of investments during the period	(1,038)	(42)	(233)	(237)	(15)

Net increase (decrease) in net assets resulting from operations	$(1,337)	$(13)	$(141)	$(170)	$(8)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(31)	$(31)	$(81)	$(100)
Net realized gains (losses)	205	153	13	(46)
Net change in unrealized appreciation/depreciation	(430)	1,129	(656)	949

Net increase (decrease) in net assets resulting from operations	(256)	1,251	(724)	803

Contract Transactions:
Contract owners’ net payments	509	587	795	899
Annuity payments	(6)	(5)	(4)	(5)
Surrenders and other (net)	(1,027)	(1,535)	(940)	(679)
Transfers from other divisions or sponsor	7,982	5,243	12,395	6,731
Transfers to other divisions or sponsor	(7,900)	(5,802)	(12,157)	(5,555)

Net increase (decrease) in net assets resulting from contract transactions	(442)	(1,512)	89	1,391

Net increase (decrease) in net assets	(698)	(261)	(635)	2,194

Net Assets:
Beginning of period	12,343	12,604	11,096	8,902

End of period	$11,645	$12,343	$10,461	$11,096

Units issued during the period	6,453	3,911	6,919	4,565
Units redeemed during the period	(6,331)	(4,190)	(6,889)	(3,844)

Net units issued (redeemed) during the period	122	(279)	30	721

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$4	$6	$(4)	$(5)
Net realized gains (losses)	212	47	19	(84)
Net change in unrealized appreciation/depreciation	(394)	853	(47)	206

Net increase (decrease) in net assets resulting from operations	(178)	906	(32)	117

Contract Transactions:
Contract owners’ net payments	434	511	74	85
Annuity payments	(26)	(40)	(3)	(2)
Surrenders and other (net)	(955)	(990)	(81)	(159)
Transfers from other divisions or sponsor	5,066	3,945	618	662
Transfers to other divisions or sponsor	(5,237)	(4,099)	(737)	(617)

Net increase (decrease) in net assets resulting from contract transactions	(718)	(673)	(129)	(31)

Net increase (decrease) in net assets	(896)	233	(161)	86

Net Assets:
Beginning of period	8,602	8,369	932	846

End of period	$7,706	$8,602	$771	$932

Units issued during the period	4,178	3,418	981	1,072
Units redeemed during the period	(4,403)	(3,548)	(1,163)	(1,081)

Net units issued (redeemed) during the period	(225)	(130)	(182)	(9)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$285	$395	$36	$29
Net realized gains (losses)	(923)	(2,170)	256	(171)
Net change in unrealized appreciation/depreciation	1,008	7,339	(238)	455

Net increase (decrease) in net assets resulting from operations	370	5,564	54	313

Contract Transactions:
Contract owners’ net payments	2,032	1,839	336	128
Annuity payments	(109)	(106)	(5)	(5)
Surrenders and other (net)	(3,393)	(4,820)	(387)	(401)
Transfers from other divisions or sponsor	26,048	16,611	4,589	1,667
Transfers to other divisions or sponsor	(28,494)	(17,328)	(4,736)	(1,238)

Net increase (decrease) in net assets resulting from contract transactions	(3,916)	(3,804)	(203)	151

Net increase (decrease) in net assets	(3,546)	1,760	(149)	464

Net Assets:
Beginning of period	46,784	45,024	3,077	2,613

End of period	$43,238	$46,784	$2,928	$3,077

Units issued during the period	15,604	9,904	6,592	2,915
Units redeemed during the period	(16,007)	(9,735)	(6,812)	(2,660)

Net units issued (redeemed) during the period	(403)	169	(220)	255

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$184	$212	$129	$101
Net realized gains (losses)	(1,061)	(1,188)	(391)	(550)
Net change in unrealized appreciation/depreciation	1,002	2,911	133	1,952

Net increase (decrease) in net assets resulting from operations	125	1,935	(129)	1,503

Contract Transactions:
Contract owners’ net payments	731	761	1,162	765
Annuity payments	(28)	(27)	(3)	(3)
Surrenders and other (net)	(1,411)	(1,122)	(1,159)	(1,314)
Transfers from other divisions or sponsor	19,800	11,628	24,117	8,132
Transfers to other divisions or sponsor	(20,842)	(10,912)	(20,008)	(6,165)

Net increase (decrease) in net assets resulting from contract transactions	(1,750)	328	4,109	1,415

Net increase (decrease) in net assets	(1,625)	2,263	3,980	2,918

Net Assets:
Beginning of period	15,675	13,412	12,525	9,607

End of period	$14,050	$15,675	$16,505	$12,525

Units issued during the period	17,027	11,731	16,311	6,501
Units redeemed during the period	(18,350)	(11,364)	(13,721)	(5,496)

Net units issued (redeemed) during the period	(1,323)	367	2,590	1,005

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(263)	$(244)	$(10)	$10
Net realized gains (losses)	474	(956)	658	(398)
Net change in unrealized appreciation/depreciation	(2,229)	6,995	(930)	2,870

Net increase (decrease) in net assets resulting from operations	(2,018)	5,795	(282)	2,482

Contract Transactions:
Contract owners’ net payments	952	1,006	544	471
Annuity payments	(6)	(14)	(36)	(35)
Surrenders and other (net)	(1,884)	(2,394)	(990)	(1,362)
Transfers from other divisions or sponsor	6,458	4,732	11,713	6,824
Transfers to other divisions or sponsor	(7,846)	(5,627)	(11,650)	(6,931)

Net increase (decrease) in net assets resulting from contract transactions	(2,326)	(2,297)	(419)	(1,033)

Net increase (decrease) in net assets	(4,344)	3,498	(701)	1,449

Net Assets:
Beginning of period	30,850	27,352	12,051	10,602

End of period	$26,506	$30,850	$11,350	$12,051

Units issued during the period	4,223	2,586	5,929	4,307
Units redeemed during the period	(4,429)	(2,901)	(5,995)	(4,782)

Net units issued (redeemed) during the period	(206)	(315)	(66)	(475)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$45	$24	$(79)	$(31)
Net realized gains (losses)	114	(309)	(489)	(928)
Net change in unrealized appreciation/depreciation	(160)	1,007	198	2,981

Net increase (decrease) in net assets resulting from operations	(1)	722	(370)	2,022

Contract Transactions:
Contract owners’ net payments	328	300	508	457
Annuity payments	(4)	(5)	(3)	(2)
Surrenders and other (net)	(449)	(471)	(990)	(927)
Transfers from other divisions or sponsor	7,197	3,390	7,711	5,259
Transfers to other divisions or sponsor	(7,053)	(3,117)	(7,140)	(5,280)

Net increase (decrease) in net assets resulting from contract transactions	19	97	86	(493)

Net increase (decrease) in net assets	18	819	(284)	1,529

Net Assets:
Beginning of period	4,573	3,754	10,272	8,743

End of period	$4,591	$4,573	$9,988	$10,272

Units issued during the period	4,447	2,464	4,507	3,339
Units redeemed during the period	(4,419)	(2,412)	(4,270)	(3,488)

Net units issued (redeemed) during the period	28	52	237	(149)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$–	$40	$(31)	$17
Net realized gains (losses)	266	11	148	(238)
Net change in unrealized appreciation/depreciation	(239)	211	(209)	2,082

Net increase (decrease) in net assets resulting from operations	27	262	(92)	1,861

Contract Transactions:
Contract owners’ net payments	135	92	658	681
Annuity payments	–	–	(6)	(5)
Surrenders and other (net)	(124)	(44)	(906)	(885)
Transfers from other divisions or sponsor	2,846	743	11,587	6,833
Transfers to other divisions or sponsor	(2,500)	(320)	(12,193)	(6,345)

Net increase (decrease) in net assets resulting from contract transactions	357	471	(860)	279

Net increase (decrease) in net assets	384	733	(952)	2,140

Net Assets:
Beginning of period	1,560	827	10,870	8,730

End of period	$1,944	$1,560	$9,918	$10,870

Units issued during the period	3,121	1,102	6,005	4,251
Units redeemed during the period	(2,742)	(569)	(6,369)	(4,111)

Net units issued (redeemed) during the period	379	533	(364)	140

	International Growth Division		Research International Core Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$34	$4	$59	$37
Net realized gains (losses)	(753)	(1,167)	126	(146)
Net change in unrealized appreciation/depreciation	(903)	2,782	(775)	497

Net increase (decrease) in net assets resulting from operations	(1,622)	1,619	(590)	388

Contract Transactions:
Contract owners’ net payments	836	697	442	302
Annuity payments	(16)	(16)	–	–
Surrenders and other (net)	(1,002)	(1,168)	(324)	(295)
Transfers from other divisions or sponsor	16,421	8,679	9,324	1,994
Transfers to other divisions or sponsor	(15,042)	(7,912)	(7,202)	(868)

Net increase (decrease) in net assets resulting from contract transactions	1,197	280	2,240	1,133

Net increase (decrease) in net assets	(425)	1,899	1,650	1,521

Net Assets:
Beginning of period	11,853	9,954	3,860	2,339

End of period	$11,428	$11,853	$5,510	$3,860

Units issued during the period	11,584	7,321	11,511	3,194
Units redeemed during the period	(10,707)	(7,083)	(8,852)	(1,725)

Net units issued (redeemed) during the period	877	238	2,659	1,469

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$503	$830	$65	$4
Net realized gains (losses)	49	(293)	382	(201)
Net change in unrealized appreciation/depreciation	(5,010)	2,268	(3,434)	1,695

Net increase (decrease) in net assets resulting from operations	(4,458)	2,805	(2,987)	1,498

Contract Transactions:
Contract owners’ net payments	2,277	2,245	772	372
Annuity payments	(44)	(53)	(11)	(10)
Surrenders and other (net)	(3,763)	(3,873)	(719)	(646)
Transfers from other divisions or sponsor	41,330	22,616	24,832	4,269
Transfers to other divisions or sponsor	(41,124)	(21,181)	(15,258)	(3,229)

Net increase (decrease) in net assets resulting from contract transactions	(1,324)	(246)	9,616	756

Net increase (decrease) in net assets	(5,782)	2,559	6,629	2,254

Net Assets:
Beginning of period	44,588	42,029	8,197	5,943

End of period	$38,806	$44,588	$14,826	$8,197

Units issued during the period	24,390	12,247	24,838	4,899
Units redeemed during the period	(23,759)	(11,387)	(16,124)	(4,111)

Net units issued (redeemed) during the period	631	860	8,714	788

	Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(169)	$(163)	$125	$149
Net realized gains (losses)	–	1	36	70
Net change in unrealized appreciation/depreciation	–	–	(185)	(79)

Net increase (decrease) in net assets resulting from operations	(169)	(162)	(24)	140

Contract Transactions:
Contract owners’ net payments	70,393	46,684	513	449
Annuity payments	(19)	(19)	1	–
Surrenders and other (net)	(6,245)	(4,166)	(630)	(451)
Transfers from other divisions or sponsor	25,002	11,387	22,953	6,938
Transfers to other divisions or sponsor	(87,735)	(55,877)	(17,424)	(3,044)

Net increase (decrease) in net assets resulting from contract transactions	1,396	(1,991)	5,413	3,892

Net increase (decrease) in net assets	1,227	(2,153)	5,389	4,032
Net Assets:
Beginning of period	18,833	20,986	7,398	3,366

End of period	$20,060	$18,833	$12,787	$7,398

Units issued during the period	72,869	44,969	20,644	6,588
Units redeemed during the period	(71,193)	(44,887)	(16,026)	(3,189)

Net units issued (redeemed) during the period	1,676	82	4,618	3,399

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$1,584	$1,495	$89	$244
Net realized gains (losses)	2,001	699	851	297
Net change in unrealized appreciation/depreciation	84	570	681	(119)

Net increase (decrease) in net assets resulting from operations	3,669	2,764	1,621	422

Contract Transactions:
Contract owners’ net payments	3,479	3,400	324	386
Annuity payments	(75)	(71)	(13)	(3)
Surrenders and other (net)	(4,882)	(5,489)	(937)	(494)
Transfers from other divisions or sponsor	84,528	37,157	12,609	5,545
Transfers to other divisions or sponsor	(78,325)	(31,467)	(12,893)	(4,132)

Net increase (decrease) in net assets resulting from contract transactions	4,725	3,530	(910)	1,302

Net increase (decrease) in net assets	8,394	6,294	711	1,724

Net Assets:
Beginning of period	54,217	47,923	6,062	4,338

End of period	$62,611	$54,217	$6,773	$6,062

Units issued during the period	36,435	13,031	9,177	5,300
Units redeemed during the period	(32,827)	(10,292)	(9,909)	(4,310)

Net units issued (redeemed) during the period	3,608	2,739	(732)	990

	Inflation Protection Bond Division		High Yield Bond Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(67)	$318	$952	$723
Net realized gains (losses)	288	254	66	30
Net change in unrealized appreciation/depreciation	1,268	(125)	(501)	694

Net increase (decrease) in net assets resulting from operations	1,489	447	517	1,447

Contract Transactions:
Contract owners’ net payments	802	695	771	651
Annuity payments	(15)	(14)	(17)	(15)
Surrenders and other (net)	(1,100)	(699)	(1,517)	(1,305)
Transfers from other divisions or sponsor	26,407	6,296	23,100	7,978
Transfers to other divisions or sponsor	(22,250)	(2,946)	(19,515)	(6,292)

Net increase (decrease) in net assets resulting from contract transactions	3,844	3,332	2,822	1,017

Net increase (decrease) in net assets	5,333	3,779	3,339	2,464

Net Assets:
Beginning of period	10,605	6,826	12,525	10,061

End of period	$15,938	$10,605	$15,864	$12,525

Units issued during the period	21,756	6,279	10,854	4,298
Units redeemed during the period	(18,675)	(3,383)	(9,501)	(3,707)

Net units issued (redeemed) during the period	3,081	2,896	1,353	591

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Commodities Return Strategy Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Period April 29 to December 31, 2011

Operations:
Net investment income (loss)	$1,042	$962	$(21)
Net realized gains (losses)	614	361	(9)
Net change in unrealized appreciation/depreciation	(898)	(78)	(1,295)

Net increase (decrease) in net assets resulting from operations	758	1,245	(1,325)

Contract Transactions:
Contract owners’ net payments	1,015	982	297
Annuity payments	(30)	(29)	–
Surrenders and other (net)	(1,266)	(871)	(270)
Transfers from other divisions or sponsor	37,210	9,636	16,217
Transfers to other divisions or sponsor	(29,598)	(4,761)	(5,953)

Net increase (decrease) in net assets resulting from contract transactions	7,331	4,957	10,291

Net increase (decrease) in net assets	8,089	6,202	8,966

Net Assets:
Beginning of period	14,865	8,663	–

End of period	$22,954	$14,865	$8,966

Units issued during the period	29,797	9,102	1,889
Units redeemed during the period	(24,225)	(5,034)	(778)

Net units issued (redeemed) during the period	5,572	4,068	1,111

	Balanced Division		Asset Allocation Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$1,739	$1,059	$65	$100
Net realized gains (losses)	(3,819)	(4,520)	(183)	(153)
Net change in unrealized appreciation/depreciation	3,102	15,069	41	690

Net increase (decrease) in net assets resulting from operations	1,022	11,608	(77)	637

Contract Transactions:
Contract owners’ net payments	3,801	4,239	438	507
Annuity payments	(590)	(561)	(23)	(15)
Surrenders and other (net)	(10,670)	(10,102)	(1,137)	(459)
Transfers from other divisions or sponsor	7,183	8,333	1,568	2,026
Transfers to other divisions or sponsor	(10,348)	(9,667)	(2,020)	(2,129)

Net increase (decrease) in net assets resulting from contract transactions	(10,624)	(7,758)	(1,174)	(70)

Net increase (decrease) in net assets	(9,602)	3,850	(1,251)	567

Net Assets:
Beginning of period	116,944	113,094	6,111	5,544

End of period	$107,342	$116,944	$4,860	$6,111

Units issued during the period	1,621	2,060	1,461	2,054
Units redeemed during the period	(2,797)	(2,507)	(2,409)	(2,111)

Net units issued (redeemed) during the period	(1,176)	(447)	(948)	(57)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(144)	$(109)	$54	$66
Net realized gains (losses)	527	(275)	170	(361)
Net change in unrealized appreciation/depreciation	(2,366)	4,311	(579)	2,161

Net increase (decrease) in net assets resulting from operations	(1,983)	3,927	(355)	1,866

Contract Transactions:
Contract owners’ net payments	1,217	1,035	870	928
Annuity payments	(29)	(26)	(13)	(12)
Surrenders and other (net)	(1,616)	(1,244)	(1,149)	(1,053)
Transfers from other divisions or sponsor	22,679	10,583	26,320	6,660
Transfers to other divisions or sponsor	(22,755)	(8,564)	(23,189)	(4,159)

Net increase (decrease) in net assets resulting from contract transactions	(504)	1,784	2,839	2,364

Net increase (decrease) in net assets	(2,487)	5,711	2,484	4,230

Net Assets:
Beginning of period	18,733	13,022	14,000	9,770

End of period	$16,246	$18,733	$16,484	$14,000

Units issued during the period	9,121	5,164	28,654	8,659
Units redeemed during the period	(9,255)	(4,382)	(25,605)	(5,979)

Net units issued (redeemed) during the period	(134)	782	3,049	2,680

	Neuberger Berman AMT Socially Responsive Division		Russell Multi-Style Equity Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(6)	$(8)	$35	$15
Net realized gains (losses)	184	(42)	(70)	(288)
Net change in unrealized appreciation/depreciation	(275)	405	(131)	1,681

Net increase (decrease) in net assets resulting from operations	(97)	355	(166)	1,408

Contract Transactions:
Contract owners’ net payments	288	188	474	515
Annuity payments	–	–	(5)	(5)
Surrenders and other (net)	(153)	(118)	(967)	(1,121)
Transfers from other divisions or sponsor	6,921	1,284	18,455	8,175
Transfers to other divisions or sponsor	(5,249)	(494)	(18,171)	(7,043)

Net increase (decrease) in net assets resulting from contract transactions	1,807	860	(214)	521

Net increase (decrease) in net assets	1,710	1,215	(380)	1,929

Net Assets:
Beginning of period	2,251	1,036	10,714	8,785

End of period	$3,961	$2,251	$10,334	$10,714

Units issued during the period	7,329	1,724	19,936	10,989
Units redeemed during the period	(5,438)	(718)	(20,117)	(10,492)

Net units issued (redeemed) during the period	1,891	1,006	(181)	497

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Russell Aggressive Equity Division		Russell Non-U.S. Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$(18)	$(19)	$114	$10
Net realized gains (losses)	39	(309)	(533)	(899)
Net change in unrealized appreciation/depreciation	(196)	1,236	(1,054)	2,000

Net increase (decrease) in net assets resulting from operations	(175)	908	(1,473)	1,111

Contract Transactions:
Contract owners’ net payments	227	216	588	729
Annuity payments	(3)	(5)	–	(2)
Surrenders and other (net)	(397)	(598)	(731)	(1,088)
Transfers from other divisions or sponsor	4,901	3,040	19,994	9,408
Transfers to other divisions or sponsor	(5,072)	(2,668)	(19,197)	(7,881)

Net increase (decrease) in net assets resulting from contract transactions	(344)	(15)	654	1,166

Net increase (decrease) in net assets	(519)	893	(819)	2,277

Net Assets:
Beginning of period	4,702	3,809	11,409	9,132

End of period	$4,183	$4,702	$10,590	$11,409

Units issued during the period	3,601	2,878	17,975	9,644
Units redeemed during the period	(3,794)	(2,872)	(17,247)	(8,488)

Net units issued (redeemed) during the period	(193)	6	728	1,156

	Russell Core Bond Division		Russell Global Real Estate Securities Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$559	$504	$290	$258
Net realized gains (losses)	536	605	(589)	(1,559)
Net change in unrealized appreciation/depreciation	(289)	179	(1,038)	4,860

Net increase (decrease) in net assets resulting from operations	806	1,288	(1,337)	3,559

Contract Transactions:
Contract owners’ net payments	1,054	1,158	1,128	1,056
Annuity payments	(5)	(5)	(31)	(28)
Surrenders and other (net)	(1,825)	(2,328)	(1,590)	(1,755)
Transfers from other divisions or sponsor	39,753	16,814	27,105	13,083
Transfers to other divisions or sponsor	(34,646)	(11,870)	(26,858)	(11,973)

Net increase (decrease) in net assets resulting from contract transactions	4,331	3,769	(246)	383

Net increase (decrease) in net assets	5,137	5,057	(1,583)	3,942

Net Assets:
Beginning of period	17,541	12,484	20,072	16,130

End of period	$22,678	$17,541	$18,489	$20,072

Units issued during the period	22,207	10,632	10,151	5,790
Units redeemed during the period	(19,954)	(8,565)	(10,170)	(5,672)

Net units issued (redeemed) during the period	2,253	2,067	(19)	118

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$16	$13	$37	$46
Net realized gains (losses)	13	3	55	38
Net change in unrealized appreciation/depreciation	(42)	38	(233)	167

Net increase (decrease) in net assets resulting from operations	(13)	54	(141)	251

Contract Transactions:
Contract owners’ net payments	249	97	748	181
Annuity payments	5	–	(11)	(6)
Surrenders and other (net)	(40)	(231)	(178)	(356)
Transfers from other divisions or sponsor	654	753	1,588	1,416
Transfers to other divisions or sponsor	(25)	(722)	(371)	(1,457)

Net increase (decrease) in net assets resulting from contract transactions	843	(103)	1,776	(222)

Net increase (decrease) in net assets	830	(49)	1,635	29

Net Assets:
Beginning of period	465	514	1,827	1,798

End of period	$1,295	$465	$3,462	$1,827

Units issued during the period	832	821	2,640	1,716
Units redeemed during the period	(61)	(920)	(996)	(1,985)

Net units issued (redeemed) during the period	771	(99)	1,644	(269)

	Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$22	$23	$2	$4
Net realized gains (losses)	45	(6)	5	5
Net change in unrealized appreciation/depreciation	(237)	159	(15)	11

Net increase (decrease) in net assets resulting from operations	(170)	176	(8)	20

Contract Transactions:
Contract owners’ net payments	994	213	9	32
Annuity payments	(4)	(3)	2	–
Surrenders and other (net)	(96)	(33)	(124)	(10)
Transfers from other divisions or sponsor	842	350	238	2,128
Transfers to other divisions or sponsor	(612)	(125)	(14)	(2,644)

Net increase (decrease) in net assets resulting from contract transactions	1,124	402	111	(494)

Net increase (decrease) in net assets	954	578	103	(474)

Net Assets:
Beginning of period	1,482	904	180	654

End of period	$2,436	$1,482	$283	$180

Units issued during the period	1,899	680	301	2,629
Units redeemed during the period	(672)	(283)	(154)	(3,271)

Net units issued (redeemed) during the period	1,227	397	147	(642)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

1.	Organization

NML Variable Annuity Account A (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable annuity contracts (“contracts”) for use by self-employed persons and their eligible employees in tax-qualified retirement plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge up to 6%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 29, 2011, the Commodities Return Strategy Division commenced operations in the Account.

Effective May 1, 2011, the Russell Real Estate Securities Division of the Account was renamed the Russell Global Real Estate Securities Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2011, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in due to participants in the accompanying financial statements. This liability is identified as Level 2 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 2 liabilities are valued at fair value based on significant observable inputs other than quoted prices in active markets for identical liabilities.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

E.	Annuity Reserves – Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience or assumed investment rates of 3.5% or 5%.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2011 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$643	$1,091
Focused Appreciation	978	814
Large Cap Core Stock	556	1,334
Large Cap Blend	94	226
Index 500 Stock	3,878	6,528
Large Company Value	394	400
Domestic Equity	1,062	2,617
Equity Income	5,434	1,106
Mid Cap Growth Stock	1,096	3,739
Index 400 Stock	1,356	1,095
Mid Cap Value	494	383
Small Cap Growth Stock	1,041	944
Index 600 Stock	537	69
Small Cap Value	748	1,636
International Growth	2,295	995
Research International Core	2,646	296
International Equity	3,307	3,987
Emerging Markets Equity	10,419	654
Money Market	73,400	72,137
Short-Term Bond	6,203	503
Select Bond	12,725	5,105
Long-Term U.S. Government Bond	1,323	1,157
Inflation Protection Bond	5,100	916
High Yield Bond	5,374	1,459
Multi-Sector Bond	10,130	1,343
Commodities Return Strategy	10,550	219
Balanced	6,991	15,931
Asset Allocation	583	1,642
Fidelity VIP Mid Cap	1,323	1,828
Fidelity VIP Contrafund	4,125	1,206
Neuberger Berman AMT Socially Responsive	1,959	159
Russell Multi-Style Equity	621	997
Russell Aggressive Equity	265	653
Russell Non-U.S.	1,435	765
Russell Core Bond	7,098	1,527
Russell Global Real Estate Securities	1,703	1,529
Russell LifePoints Moderate Strategy	894	40
Russell LifePoints Balanced Strategy	1,981	171
Russell LifePoints Growth Strategy	1,244	99
Russell LifePoints Equity Growth Strategy	235	123

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.50% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the back load version of the contract, the net assets may be subject to the deduction for the front load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and Back Load version, respectively. For Front Load and Back Load version contracts purchased before April 30, 2008, the current mortality and expense risk charges will not be increased before May 1, 2012.

For Fee Based contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

5.	Financial Highlights
(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)

Growth Stock
Year Ended 12/31/11	6,298	$0.896340 to $2.853501	$11,645	0.78%	0.35% to 1.25%	(2.52%) to (1.64%)
Year Ended 12/31/10	6,176	0.912688 to 2.912721	12,343	0.82	0.35 to 1.25	10.98 to 11.98
Year Ended 12/31/09	6,455	0.816297 to 2.611556	12,604	1.14	0.35 to 1.25	35.47 to 36.69
Year Ended 12/31/08	6,868	0.598090 to 1.918211	10,506	1.06	0.35 to 1.25	(39.62) to (39.07)
Year Ended 12/31/07	6,711	0.983146 to 3.161031	18,607	0.87	0.35 to 1.25	7.83 to 8.81

Focused Appreciation
Year Ended 12/31/11	5,745	$1.758640 to $1.901031	$10,461	0.18%	0.35% to 1.25%	(7.26%) to (6.43%)
Year Ended 12/31/10	5,715	1.896360 to 2.031616	11,096	0.00	0.35 to 1.25	7.98 to 8.95
Year Ended 12/31/09	4,994	1.756290 to 1.864749	8,902	0.00	0.35 to 1.25	40.71 to 41.98
Year Ended 12/31/08	4,126	1.248176 to 1.313419	5,268	0.35	0.35 to 1.25	(40.76) to (40.22)
Year Ended 12/31/07	3,206	2.106906 to 2.197094	6,962	0.04	0.35 to 1.25	25.26 to 26.39

Large Cap Core Stock
Year Ended 12/31/11	4,386	$0.869883 to $2.291654	$7,706	1.13%	0.35% to 1.25%	(2.43%) to (1.56%)
Year Ended 12/31/10	4,611	0.884944 to 2.337118	8,602	1.21	0.35 to 1.25	11.51 to 12.52
Year Ended 12/31/09	4,741	0.787690 to 2.085413	8,369	1.80	0.35 to 1.25	27.73 to 28.88
Year Ended 12/31/08	4,635	0.612094 to 1.624552	6,808	1.61	0.35 to 1.25	(39.50) to (38.96)
Year Ended 12/31/07	5,101	1.004227 to 2.671949	12,755	1.13	0.35 to 1.25	7.76 to 8.74

Large Cap Blend (2)
Year Ended 12/31/11	995	$0.749617 to $0.781770	$771	0.70%	0.35% to 1.25%	(3.50%) to (2.63%)
Year Ended 12/31/10	1,177	0.776814 to 0.802916	932	0.71	0.35 to 1.25	12.88 to 13.89
Year Ended 12/31/09	1,186	0.688193 to 0.704978	846	1.14	0.35 to 1.25	25.82 to 26.96
Year Ended 12/31/08	995	0.546962 to 0.555297	565	1.33	0.35 to 1.25	(40.99) to (40.46)
Period Ended 12/31/07	446	0.926940 to 0.932619	414	1.61	0.35 to 1.25	(7.30) to (6.74)

Index 500 Stock
Year Ended 12/31/11	14,905	$0.978533 to $4.894842	$43,238	1.64%	0.35% to 1.25%	0.69% to 1.59%
Year Ended 12/31/10	15,308	0.964620 to 4.837210	46,784	1.99	0.35 to 1.25	13.47 to 14.49
Year Ended 12/31/09	15,139	0.843770 to 4.241703	45,024	2.84	0.35 to 1.25	24.83 to 25.95
Year Ended 12/31/08	13,892	0.670905 to 3.381089	36,146	2.24	0.35 to 1.25	(37.73) to (37.16)
Year Ended 12/31/07	14,203	1.069283 to 5.402241	65,988	0.52	0.35 to 1.25	4.11 to 5.06

Large Company Value (2)
Year Ended 12/31/11	3,678	$0.756619 to $0.789126	$2,928	1.76%	0.35% to 1.25%	0.23% to 1.13%
Year Ended 12/31/10	3,898	0.754864 to 0.780271	3,077	1.54	0.35 to 1.25	9.58 to 10.56
Year Ended 12/31/09	3,643	0.688889 to 0.705724	2,613	2.16	0.35 to 1.25	19.20 to 20.28
Year Ended 12/31/08	2,626	0.577921 to 0.586742	1,538	2.90	0.35 to 1.25	(38.02) to (37.45)
Period Ended 12/31/07	945	0.932366 to 0.938079	885	2.23	0.35 to 1.25	(6.75) to (6.19)

Domestic Equity
Year Ended 12/31/11	11,459	$1.154666 to $1.267980	$14,050	2.01%	0.35% to 1.25%	(0.34%) to 0.55%
Year Ended 12/31/10	12,782	1.158641 to 1.260995	15,675	2.30	0.35 to 1.25	13.20 to 14.22
Year Ended 12/31/09	12,415	1.023538 to 1.104003	13,412	3.49	0.35 to 1.25	27.92 to 29.07
Year Ended 12/31/08	11,542	0.800161 to 0.855358	9,703	3.04	0.35 to 1.25	(39.26) to (38.71)
Year Ended 12/31/07	8,639	1.317376 to 1.395608	11,691	1.40	0.35 to 1.25	(7.50) to (6.66)

Equity Income
Year Ended 12/31/11	10,460	$1.496618 to $1.617804	$16,505	1.56%	0.35% to 1.25%	(2.15%) to (1.27%)
Year Ended 12/31/10	7,870	1.529461 to 1.638555	12,525	1.73	0.35 to 1.25	13.90 to 14.92
Year Ended 12/31/09	6,865	1.342833 to 1.425776	9,607	2.89	0.35 to 1.25	23.04 to 24.15
Year Ended 12/31/08	6,621	1.091416 to 1.148461	7,514	0.03	0.35 to 1.25	(36.61) to (36.03)
Year Ended 12/31/07	5,190	1.721722 to 1.795424	9,222	2.23	0.35 to 1.25	1.97 to 2.89

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.93% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Mid Cap Growth Stock
Year Ended 12/31/11	6,781	$0.944730 to $6.078136	$26,506	0.23%	0.35% to 1.25%	(7.34%) to (6.51%)
Year Ended 12/31/10	6,987	1.011980 to 6.526977	30,850	0.28	0.35 to 1.25	22.32 to 23.42
Year Ended 12/31/09	7,302	0.821144 to 5.309307	27,352	0.28	0.35 to 1.25	30.46 to 31.63(3)
Year Ended 12/31/08	7,829	0.624751 to 4.049506	23,692	0.30	0.35 to 1.25	(40.83) to (40.29)
Year Ended 12/31/07	7,650	1.047939 to 6.809385	42,706	0.75	0.35 to 1.25	19.19 to 20.27

Index 400 Stock
Year Ended 12/31/11	5,338	$1.884985 to $2.417284	$11,350	0.88%	0.35% to 1.25%	(3.14%) to (2.27%)
Year Ended 12/31/10	5,404	1.931599 to 2.474613	12,051	1.10	0.35 to 1.25	24.73 to 25.85
Year Ended 12/31/09	5,879	1.537149 to 1.967340	10,602	1.82	0.35 to 1.25	35.30 to 36.52
Year Ended 12/31/08	6,008	1.127625 to 1.441782	7,969	1.59	0.35 to 1.25	(37.07) to (36.50)
Year Ended 12/31/07	6,024	1.778444 to 2.271681	12,870	1.23	0.35 to 1.25	6.58 to 7.55

Mid Cap Value
Year Ended 12/31/11	2,658	$1.630487 to $1.762499	$4,591	1.68%	0.35% to 1.25%	(1.84%) to (0.95%)
Year Ended 12/31/10	2,630	1.660995 to 1.779465	4,573	1.38	0.35 to 1.25	18.44 to 19.51
Year Ended 12/31/09	2,578	1.402378 to 1.488989	3,754	1.19	0.35 to 1.25	21.71 to 22.81
Year Ended 12/31/08	2,299	1.152226 to 1.212458	2,741	0.00	0.35 to 1.25	(35.88) to (35.30)
Year Ended 12/31/07	1,940	1.796945 to 1.873865	3,535	0.88	0.35 to 1.25	(1.41) to (0.51)

Small Cap Growth Stock
Year Ended 12/31/11	4,825	$1.230655 to $2.741589	$9,988	0.35%	0.35% to 1.25%	(3.98%) to (3.12%)
Year Ended 12/31/10	4,588	1.270262 to 2.831266	10,272	0.75	0.35 to 1.25	24.29 to 25.41
Year Ended 12/31/09	4,737	1.012887 to 2.258753	8,743	0.29	0.35 to 1.25	29.55 to 30.71
Year Ended 12/31/08	4,800	0.774891 to 1.728904	6,979	0.18	0.35 to 1.25	(44.57) to (44.07)
Year Ended 12/31/07	4,729	1.385379 to 3.092578	13,183	0.08	0.35 to 1.25	8.18 to 9.16

Index 600 Stock (2)
Year Ended 12/31/11	1,955	$0.969630 to $1.011279	$1,944	0.77%	0.35% to 1.25%	(0.35%) to 0.55%
Year Ended 12/31/10	1,576	0.973013 to 1.005749	1,560	4.32	0.35 to 1.25	24.34 to 25.47
Year Ended 12/31/09	1,043	0.782515 to 0.801617	827	4.47	0.35 to 1.25	23.62 to 24.73
Year Ended 12/31/08	967	0.633010 to 0.642663	617	0.00	0.35 to 1.25	(32.16) to (31.55)
Period Ended 12/31/07	198	0.933101 to 0.938826	186	0.00	0.35 to 1.25	(6.68) to (6.11)

Small Cap Value
Year Ended 12/31/11	4,869	$1.950281 to $2.141605	$9,918	0.57%	0.35% to 1.25%	(2.58%) to (1.71%)
Year Ended 12/31/10	5,233	2.002032 to 2.178812	10,870	1.09	0.35 to 1.25	20.44 to 21.52
Year Ended 12/31/09	5,093	1.662307 to 1.792926	8,730	0.86	0.35 to 1.25	26.59 to 27.73
Year Ended 12/31/08	4,640	1.313119 to 1.403637	6,235	0.35	0.35 to 1.25	(29.03) to (28.39)
Year Ended 12/31/07	4,439	1.850222 to 1.959983	8,309	0.41	0.35 to 1.25	(2.07) to (1.18)

International Growth
Year Ended 12/31/11	8,483	$1.274777 to $1.399837	$11,428	1.11%	0.35% to 1.25%	(14.24%) to (13.47%)
Year Ended 12/31/10	7,606	1.486506 to 1.617764	11,853	0.92	0.35 to 1.25	14.99 to 16.02
Year Ended 12/31/09	7,368	1.292776 to 1.394365	9,954	0.67	0.35 to 1.25	21.64 to 22.73
Year Ended 12/31/08	6,953	1.062818 to 1.136109	7,781	1.53	0.35 to 1.25	(46.68) to (46.38)
Year Ended 12/31/07	6,108	1.999925 to 2.118626	12,673	0.80	0.35 to 1.25	11.22 to 12.22

Research International Core (2)
Year Ended 12/31/11	7,121	$0.743659 to $0.775620	$5,510	1.69%	0.35% to 1.25%	(11.59%) to (10.79%)
Year Ended 12/31/10	4,462	0.841136 to 0.869442	3,860	1.74	0.35 to 1.25	9.68 to 10.66
Year Ended 12/31/09	2,993	0.766928 to 0.785653	2,339	1.84	0.35 to 1.25	29.20 to 30.37
Year Ended 12/31/08	1,742	0.593588 to 0.602638	1,047	2.06	0.35 to 1.25	(43.25) to (42.74)
Period Ended 12/31/07	842	1.046028 to 1.052433	884	2.13	0.35 to 1.25	4.61 to 5.25

International Equity
Year Ended 12/31/11	18,598	$1.396839 to $3.202009	$38,806	2.09%	0.35% to 1.25%	(11.21%) to (10.41%)
Year Ended 12/31/10	17,967	1.559174 to 3.588374	44,588	3.03	0.35 to 1.25	6.34 to 7.30
Year Ended 12/31/09	17,107	1.453155 to 3.357679	42,029	4.66	0.35 to 1.25	31.46 to 32.65(3)
Year Ended 12/31/08	16,319	1.095512 to 2.541401	31,598	2.68	0.35 to 1.25	(44.48) to (43.98)
Year Ended 12/31/07	14,066	1.955614 to 4.554870	55,671	1.83	0.35 to 1.25	16.59 to 17.65

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.93% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Emerging Markets Equity (2)
Year Ended 12/31/11	15,820	$0.902488 to $0.941223	$14,826	1.12%	0.35% to 1.25%	(19.67%) to (18.94%)
Year Ended 12/31/10	7,106	1.123423 to 1.161182	8,197	0.84	0.35 to 1.25	22.55 to 23.65
Year Ended 12/31/09	6,318	0.916732 to 0.939087	5,943	1.28	0.35 to 1.25	67.63 to 69.14
Year Ended 12/31/08	4,606	0.546886 to 0.555222	2,571	3.05	0.35 to 1.25	(55.78) to (55.38)
Period Ended 12/31/07	1,532	1.236747 to 1.244312	1,902	0.59	0.35 to 1.25	23.69 to 24.43

Money Market
Year Ended 12/31/11	9,779	$1.267530 to $3.439949	$20,060	0.14%	0.35% to 1.25%	(1.10%) to (0.21%)
Year Ended 12/31/10	8,103	1.272114 to 3.460928	18,833	0.29	0.35 to 1.25	(0.95) to (0.06)
Year Ended 12/31/09	8,021	1.274727 to 3.476671	20,986	0.77	0.35 to 1.25	(0.49) to 0.41(3)
Year Ended 12/31/08	7,724	1.270343 to 3.476399	20,843	2.70	0.35 to 1.25	1.48 to 2.40
Year Ended 12/31/07	8,692	1.240571 to 3.408498	22,020	5.10	0.35 to 1.25	3.97 to 4.91

Short-Term Bond (2)
Year Ended 12/31/11	11,024	$1.116091 to $1.163966	$12,787	1.66%	0.35% to 1.25%	(0.69%) to 0.20%
Year Ended 12/31/10	6,406	1.123849 to 1.161598	7,398	3.18	0.35 to 1.25	2.35 to 3.27
Year Ended 12/31/09	3,007	1.098062 to 1.124797	3,366	3.39	0.35 to 1.25	5.89 to 6.85
Year Ended 12/31/08	2,154	1.036955 to 1.052716	2,261	5.02	0.35 to 1.25	1.44 to 2.35
Period Ended 12/31/07	640	1.022274 to 1.028506	657	4.02	0.35 to 1.25	2.24 to 2.85

Select Bond
Year Ended 12/31/11	18,442	$2.031334 to $15.196624	$62,611	3.43%	0.35% to 1.25%	5.83% to 6.79%
Year Ended 12/31/10	14,834	1.905091 to 14.287521	54,217	3.72	0.35 to 1.25	5.27 to 6.21
Year Ended 12/31/09	12,095	1.796322 to 13.505213	47,923	5.06	0.35 to 1.25	8.01 to 8.99
Year Ended 12/31/08	10,221	1.650650 to 12.440863	41,842	4.63	0.35 to 1.25	1.97 to 2.89
Year Ended 12/31/07	7,413	1.606628 to 12.139298	37,299	3.93	0.35 to 1.25	5.07 to 6.02

Long-Term U.S Government Bond (2)
Year Ended 12/31/11	3,886	$1.625206 to $1.694900	$6,773	2.03%	0.35% to 1.25%	27.33% to 28.47%
Year Ended 12/31/10	4,618	1.276411 to 1.319297	6,062	5.11	0.35 to 1.25	9.25 to 10.24
Year Ended 12/31/09	3,628	1.168325 to 1.196794	4,338	0.03	0.35 to 1.25	(8.14) to (7.31)
Year Ended 12/31/08	4,173	1.271820 to 1.291153	5,341	2.69	0.35 to 1.25	19.26 to 20.34
Period Ended 12/31/07	774	1.066436 to 1.072953	827	5.32	0.35 to 1.25	6.65 to 7.30

Inflation Protection Bond (2)
Year Ended 12/31/11	11,851	$1.291820 to $1.347230	$15,938	0.04%	0.35% to 1.25%	10.54% to 11.54%
Year Ended 12/31/10	8,770	1.168621 to 1.207882	10,605	3.89	0.35 to 1.25	4.29 to 5.23
Year Ended 12/31/09	5,874	1.120557 to 1.147858	6,826	2.56	0.35 to 1.25	8.62 to 9.60
Year Ended 12/31/08	3,779	1.031635 to 1.047325	3,995	4.85	0.35 to 1.25	(2.61) to (1.73)
Period Ended 12/31/07	848	1.059280 to 1.065745	903	5.80	0.35 to 1.25	5.94 to 6.58

High Yield Bond
Year Ended 12/31/11	6,679	$2.112946 to $3.159477	$15,864	7.25%	0.35% to 1.25%	3.30% to 4.23%
Year Ended 12/31/10	5,326	2.030225 to 3.043318	12,525	7.16	0.35 to 1.25	13.14 to 14.16
Year Ended 12/31/09	4,735	1.781106 to 2.676517	10,061	8.97	0.35 to 1.25	43.59 to 44.88
Year Ended 12/31/08	4,257	1.231169 t o 1.854701	6,470	8.55	0.35 to 1.25	(22.33) to (21.62)
Year Ended 12/31/07	3,409	1.573219 to 2.375895	7,155	6.01	0.35 to 1.25	1.10 to 2.02

Multi-Sector Bond (2)
Year Ended 12/31/11	17,076	$1.288261 to $1.343520	$22,954	5.78%	0.35% to 1.25%	3.69% to 4.62%
Year Ended 12/31/10	11,504	1.242452 to 1.284189	14,865	8.74	0.35 to 1.25	11.78 to 12.79
Year Ended 12/31/09	7,436	1.111473 to 1.138547	8,663	3.21	0.35 to 1.25	20.56 to 21.65
Year Ended 12/31/08	5,313	0.921898 to 0.935931	5,181	8.01	0.35 to 1.25	(8.02) to (7.19)
Period Ended 12/31/07	1,851	1.002320 to 1.008445	1,865	7.19	0.35 to 1.25	0.24 to 0.85

Commodities Return Strategy (5)
Period Ended 12/31/11	1,111	$8.002839 to $8.051273	$8,966	0.00%	0.35% to 1.25%	(29.75%) to (29.03)%

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.93% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Balanced
Year Ended 12/31/11	11,791	$1.367661 to $11.026055	$107,342	2.73%	0.35% to 1.25%	0.85% to 1.75%
Year Ended 12/31/10	12,967	1.346080 to 10.878996	116,944	2.14	0.35 to 1.25	10.57 to 11.56
Year Ended 12/31/09	13,414	1.208357 to 9.790215	113,094	4.57	0.35 to 1.25	19.93 to 21.01
Year Ended 12/31/08	14,975	1.000063 to 8.122701	103,982	1.29	0.35 to 1.25	(23.69) to (23.00)
Year Ended 12/31/07	16,731	1.300669 to 10.590680	155,065	3.04	0.35 to 1.25	4.83 to 5.78

Asset Allocation
Year Ended 12/31/11	3,451	$1.320779 to $1.450367	$4,860	2.29%	0.35% to 1.25%	(1.31%) to (0.43%)
Year Ended 12/31/10	4,399	1.338348 to 1.456564	6,111	2.89	0.35 to 1.25	11.61 to 12.61
Year Ended 12/31/09	4,456	1.199154 to 1.293411	5,544	2.92	0.35 to 1.25	25.51 to 26.65
Year Ended 12/31/08	5,170	0.955398 to 1.021282	5,088	2.84	0.35 to 1.25	(31.00) to (30.37)
Year Ended 12/31/07	7,630	1.384559 to 1.466752	10,840	2.25	0.35 to 1.25	8.03 to 9.01

Fidelity VIP Mid Cap
Year Ended 12/31/11	6,639	$2.329143 to $2.517713	$16,246	0.02%	0.35% to 1.25%	(11.96%) to (11.16%)
Year Ended 12/31/10	6,773	2.645449 to 2.834099	18,733	0.13	0.35 to 1.25	26.98 to 28.12
Year Ended 12/31/09	5,991	2.083395 to 2.212046	13,022	0.48	0.35 to 1.25	38.02 to 39.26
Year Ended 12/31/08	5,422	1.509505 to 1.588398	8,590	0.25	0.35 to 1.25	(40.36) to (39.82)
Year Ended 12/31/07	4,577	2.530987 to 2.639341	11,928	0.50	0.35 to 1.25	13.90 to 14.93

Fidelity VIP Contrafund (2)
Year Ended 12/31/11	17,042	$0.930627 to $0.970592	$16,484	0.89%	0.35% to 1.25%	(3.99%) to (3.12%)
Year Ended 12/31/10	13,993	0.969284 to 1.001877	14,000	1.13	0.35 to 1.25	15.48 to 16.52
Year Ended 12/31/09	11,313	0.839369 to 0.859849	9,770	1.26	0.35 to 1.25	33.79 to 34.99
Year Ended 12/31/08	9,026	0.627398 to 0.636958	5,804	1.36	0.35 to 1.25	(43.40) to (42.89)
Period Ended 12/31/07	2,134	1.108565 to 1.115338	2,432	1.53	0.35 to 1.25	10.87 to 11.54

Neuberger Berman AMT Socially Responsive (2)
Year Ended 12/31/11	4,193	$0.910717 to $0.949797	$3,961	0.39%	0.35% to 1.25%	(4.28%) to (3.42%)
Year Ended 12/31/10	2,302	0.951436 to 0.983426	2,251	0.04	0.35 to 1.25	21.33 to 22.43
Year Ended 12/31/09	1,296	.784155 to 0.803283	1,036	2.38	0.35 to 1.25	29.80 to 30.97
Year Ended 12/31/08	867	0.604143 to 0.613346	530	2.72	0.35 to 1.25	(40.20) to (39.66)
Period Ended 12/31/07	194	1.010221 to 1.016402	196	0.08	0.35 to 1.25	1.03 to 1.64

Russell Multi-Style Equity
Year Ended 12/31/11	10,767	$0.898065 to $0.999866	$10,334	0.96%	0.35% to 1.25%	(2.77%) to (1.89%)
Year Ended 12/31/10	10,948	0.923622 to 1.019674	10,714	0.89	0.35 to 1.25	15.02 to 16.05
Year Ended 12/31/09	10,451	0.803032 to 0.879089	8,785	1.34	0.35 to 1.25	29.77 to 30.94
Year Ended 12/31/08	10,644	0.618811 to 0.671704	6,843	1.39	0.35 to 1.25	(41.31) to (40.77)
Year Ended 12/31/07	8,037	1.054304 to 1.134719	8,685	0.95	0.35 to 1.25	8.98 to 9.97

Russell Aggressive Equity
Year Ended 12/31/11	2,980	$1.317081 to $1.566133	$4,183	0.49%	0.35% to 1.25%	(5.39%) to (4.54%)
Year Ended 12/31/10	3,173	1.381733 to 1.641396	4,702	0.47	0.35 to 1.25	23.33 to 24.44
Year Ended 12/31/09	3,167	1.111994 to 1.319681	3,809	0.52	0.35 to 1.25	29.77 to 30.94
Year Ended 12/31/08	2,970	0.850538 to 1.008404	2,760	0.88	0.35 to 1.25	(43.63) to (43.12)
Year Ended 12/31/07	2,687	1.497529 to 1.773725	4,434	0.37	0.35 to 1.25	2.13 to 3.06

Russell Non-U.S.
Year Ended 12/31/11	10,106	$0.957245 to $1.211791	$10,590	1.67%	0.35% to 1.25%	(13.96%) to (13.19%)
Year Ended 12/31/10	9,378	1.104276 to 1.396534	11,409	0.86	0.35 to 1.25	10.04 to 11.03
Year Ended 12/31/09	8,222	0.996026 to 1.258399	9,132	2.89	0.35 to 1.25	24.92 to 26.04
Year Ended 12/31/08	7,282	0.791402 to 0.998879	6,493	0.00	0.35 to 1.25	(43.13) to (42.61)
Year Ended 12/31/07	6,041	1.381147 to 1.741498	9,654	2.68	0.35 to 1.25	8.74 to 9.73

Russell Core Bond
Year Ended 12/31/11	11,888	$1.764666 to $1.964588	$22,678	3.24%	0.35% to 1.25%	3.39% to 4.32%
Year Ended 12/31/10	9,635	1.706840 to 1.884222	17,541	3.81	0.35 to 1.25	8.66 to 9.64
Year Ended 12/31/09	7,568	1.570866 to 1.719494	12,484	4.69	0.35 to 1.25	14.38 to 15.41
Year Ended 12/31/08	6,346	1.373433 to 1.490712	9,090	4.01	0.35 to 1.25	(4.76) to (3.90)
Year Ended 12/31/07	5,276	1.442151 to 1.552068	7,845	5.40	0.35 to 1.25	5.91 to 6.86

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.93% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (1)

Russell Global Real Estate Securities (4)
Year Ended 12/31/11	6,887	$2.512877 to $2.929798	$18,489	2.22%	0.35% to 1.25%	(8.20%) to (7.37%)
Year Ended 12/31/10	6,906	2.737367 to 3.167776	20,072	2.24	0.35 to 1.25	21.40 to 22.49
Year Ended 12/31/09	6,788	2.254880 to 2.590003	16,130	4.62	0.35 to 1.25	27.34 to 28.49
Year Ended 12/31/08	6,148	1.770725 to 2.018711	11,420	1.91	0.35 to 1.25	(37.48) to (36.91)
Year Ended 12/31/07	4,943	2.832067 to 3.204435	14,577	2.29	0.35 to 1.25	(16.91) to (16.15)

Russell LifePoints Moderate Strategy (2)
Year Ended 12/31/11	1,196	$1.079083 to $1.125385	$1,295	2.73%	0.35% to 1.25%	(1.12%) to (0.23%)
Year Ended 12/31/10	425	1.091278 to 1.127951	465	4.06	0.35 to 1.25	11.23 to 12.23
Year Ended 12/31/09	524	0.981117 to 1.005025	514	4.09	0.35 to 1.25	20.93 to 22.02
Year Ended 12/31/08	552	0.811324 to 0.823673	450	2.35	0.35 to 1.25	(20.97) to (20.25)
Period Ended 12/31/07	528	1.026594 to 1.032870	543	4.06	0.35 to 1.25	2.67 to 3.29

Russell LifePoints Balanced Strategy (2)
Year Ended 12/31/11	3,312	$0.984507 to $1.026783	$3,462	2.30%	0.35% to 1.25%	(3.60%) to (2.74%)
Year Ended 12/31/10	1,668	1.021321 to 1.055676	1,827	3.37	0.35 to 1.25	12.65 to 13.66
Year Ended 12/31/09	1,937	0.906670 to 0.928797	1,798	3.28	0.35 to 1.25	23.93 to 25.05
Year Ended 12/31/08	1,584	0.731582 to 0.742732	1,175	2.35	0.35 to 1.25	(28.18) to (27.53)
Period Ended 12/31/07	557	1.018600 to 1.024838	572	3.44	0.35 to 1.25	1.87 to 2.49

Russell LifePoints Growth Strategy (2)
Year Ended 12/31/11	2,706	$0.892120 to $0.930416	$2,436	1.95%	0.35% to 1.25%	(5.91%) to ( 5.07%)
Year Ended 12/31/10	1,479	0.948175 to 0.980061	1,482	3.17	0.35 to 1.25	13.64 to 14.66
Year Ended 12/31/09	1,082	0.834382 to 0.854740	904	2.49	0.35 to 1.25	26.99 to 28.14
Year Ended 12/31/08	771	0.657020 to 0.667030	506	1.69	0.35 to 1.25	(35.12) to (34.53)
Period Ended 12/31/07	198	1.012636 to 1.018835	201	4.80	0.35 to 1.25	1.27 to 1.89

Russell LifePoints Equity Growth Strategy (2)
Year Ended 12/31/11	354	$0.799007 to $0.833341	$283	2.50%	0.35% to 1.25%	(7.39%) to (6.55%)
Year Ended 12/31/10	207	0.862730 to 0.891768	180	2.08	0.35 to 1.25	13.67 to 14.69
Year Ended 12/31/09	849	0.759004 to 0.777533	654	1.69	0.35 to 1.25	29.20 to 30.37
Year Ended 12/31/08	334	0.587444 to 0.596398	204	0.52	0.35 to 1.25	(41.49) to (40.96)
Period Ended 12/31/07	914	1.003947 to 1.010091	919	4.45	0.35 to 1.25	0.41 to 1.01

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on April 30, 2007.
(3)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.93% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.
(5)	Division commenced operations on April 29, 2011.

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

    Policy Owners of Northwestern Mutual Variable Annuity Account A

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Annuity Account A and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial are the responsibility of The Northwestern Mutual Life Insurance Company’s on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2011 with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

March 21, 2012

The following consolidated financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policy.

CONSOLIDATED FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2011	2010

Assets:
Bonds	$103,753	$96,829
Mortgage loans	22,804	21,291
Policy loans	15,147	14,472
Common and preferred stocks	7,420	9,170
Real estate	1,632	1,619
Other investments	11,006	10,018
Cash and temporary investments	2,421	1,928

Total investments	164,183	155,327

Due and accrued investment income	1,806	1,732
Net deferred tax assets	2,356	1,924
Deferred premium and other assets	2,603	2,508
Separate account assets	18,697	18,663

Total assets	$189,645	$180,154

Liabilities and Surplus:
Reserves for policy benefits	$140,917	$133,066
Policyowner dividends payable	4,976	4,859
Interest maintenance reserve	1,112	811
Asset valuation reserve	3,349	3,250
Income taxes payable	605	398
Other liabilities	5,176	4,722
Separate account liabilities	18,697	18,663

Total liabilities	174,832	165,769

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	13,063	12,635

Total surplus	14,813	14,385

Total liabilities and surplus	$189,645	$180,154

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,

	2011	2010	2009

Revenue:
Premiums	$14,618	$14,252	$13,062
Net investment income	8,439	8,306	7,772
Other income	538	551	532

Total revenue	23,595	23,109	21,366

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	7,074	6,876	6,807
Net additions to policy benefit reserves	7,949	7,950	7,178
Net transfers to (from) separate accounts	481	382	(40)

Total benefits	15,504	15,208	13,945

Commissions and operating expenses	2,437	2,320	2,189

Total benefits and expenses	17,941	17,528	16,134

Gain from operations before dividends and taxes	5,654	5,581	5,232

Policyowner dividends	4,973	4,861	4,715

Gain from operations before taxes	681	720	517
Income tax expense (benefit)	6	(224)	42

Net gain from operations	675	944	475
Net realized capital losses	(30)	(188)	(154)

Net income	$645	$756	$321

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2011	2010	2009

Beginning of year balance	$14,385	$12,403	$12,401

Net income	645	756	321

Change in net unrealized capital gains (losses)	(213)	1,278	503

Change in net deferred tax assets	242	(119)	(204)

Change in nonadmitted assets and other	(142)	(276)	141

Change in asset valuation reserve	(99)	(1,407)	(820)

Surplus note issuance	-	1,750	-

Change in accounting principle	(5)	-	61

Net increase in surplus	428	1,982	2

End of year balance	$14,813	$14,385	$12,403

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,

	2011	2010	2009

Cash flows from operating activities:
Premiums and other income received	$10,529	$10,169	$9,264
Investment income received	8,537	8,309	7,779
Benefit payments to policyowners and beneficiaries	(7,336)	(7,206)	(7,122)
Net transfers (to) from separate accounts	(459)	(355)	66
Commissions, expenses and taxes paid	(2,607)	(1,988)	(1,644)

Net cash provided by operating activities	8,664	8,929	8,343

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	44,677	37,109	41,409
Common and preferred stocks	8,618	7,301	9,057
Mortgage loans	2,974	3,190	2,058
Real estate	151	138	460
Other investments	1,725	1,453	825

	58,145	49,191	53,809

Cost of investments acquired:
Bonds	51,051	42,791	53,306
Common and preferred stocks	7,040	8,970	7,408
Mortgage loans	4,485	3,488	1,411
Real estate	233	247	250
Other investments	2,127	2,350	1,658

	64,936	57,846	64,033

Disbursement of policy loans, net of repayments	674	755	834

Net cash applied to investing activities	(7,465)	(9,410)	(11,058)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	1,750	-
Net inflows (outflows) on deposit-type contracts	(154)	56	(20)
Other cash provided (applied)	(552)	(2,007)	538

Net cash provided by (applied to) financing and miscellaneous sources	(706)	(201)	518

Net increase (decrease) in cash and temporary investments	493	(682)	(2,197)

Cash and temporary investments, beginning of year	1,928	2,610	4,807

Cash and temporary investments, end of year	$2,421	$1,928	$2,610

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Certain accounting practices used by the Company vary from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the NAIC does not provide accounting guidance specific to a transaction entered into by the Company or where the Company and the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) agree that an alternative accounting practice would be more appropriate based on the Company’s circumstances.

The Company currently utilizes permitted accounting practices for valuation of its oil and gas investments (see Note 3) and its investment in Frank Russell Company common stock (see Note 11).

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 15 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Policy loans earn interest at either a fixed rate or at a variable rate that is reset annually, dependent on the related election made by the policyowner when applying for their policy. Some policies with a fixed rate loan provision permit the Company, at its discretion, to annually set an interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 5.00% to 8.00% for loans outstanding at December 31, 2011. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. As a result, the Company considers the unpaid principal balance of policy loans to approximate fair value.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Policyowners bear the investment performance risk associated with variable products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value based primarily on quoted market prices for the underlying investment securities. See Note 7 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits are reported as premiums in the consolidated statement of operations but are not included in premiums received or benefit payments in the consolidated statement of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from revenue in the consolidated statement of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments, interest costs associated with securities lending and interest and issuance costs related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 14 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $30 million at each of December 31, 2011 and 2010 are included in other assets in the consolidated statement of financial position and are net of accumulated depreciation of $219 million and $197 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for IT equipment and software totaled $71 million, $80 million and $83 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. The cost of furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2011, 2010 and 2009.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that management considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statement of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses primarily represent changes in the fair value of common stocks and other equity investments and are reported net of any related changes in deferred taxes. Changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain investments are excluded from assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investment assets denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign exchange rates. Translation gains or losses relating to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

Company management has evaluated events subsequent to December 31, 2011 through February 23, 2012, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is management’s opinion that no events subsequent to December 31, 2011 have occurred that are material to the Company’s financial position at that date or the results of its operations for the periods then ended.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The statutory basis of accounting permits fair value disclosures for bonds to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The Company’s disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 15 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Statement value and fair value of bonds at December 31, 2011 and 2010, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2011	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,444	$1,370	$-	$8,814
States, territories and possessions	739	55	(4)	790
Special revenue and assessments	20,489	1,298	(16)	21,771
All foreign governments	353	61	-	414
Hybrid securities	559	22	(81)	500
Industrial and miscellaneous	74,169	6,556	(755)	79,970

Total bonds	$103,753	$9,362	$(856)	$112,259

December 31, 2010	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,945	$531	$(196)	$8,280
States, territories and possessions	699	5	(50)	654
Special revenue and assessments	17,248	800	(144)	17,904
All foreign governments	321	49	-	370
Hybrid securities	668	30	(37)	661
Industrial and miscellaneous	69,948	4,783	(665)	74,066

Total bonds	$96,829	$6,198	$(1,092)	$101,935

Statement value of bonds by NAIC rating category at December 31, 2011 and 2010 were as follows:

December 31, 2011	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,444	$-	$-	$-	$-	$-	$7,444
States, territories and possessions	719	20	-	-	-	-	739
Special revenue and assessments	20,445	11	33	-	-	-	20,489
All foreign governments	327	26	-	-	-	-	353
Hybrid securities	236	224	86	8	-	5	559
Industrial and miscellaneous	34,351	30,135	4,590	3,301	1,586	206	74,169

Total bonds	$63,522	$30,416	$4,709	$3,309	$1,586	$211	$103,753

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

December 31, 2010	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,945	$-	$-	$-	$-	$-	$7,945
States, territories and possessions	679	20	-	-	-	-	699
Special revenue and assessments	17,200	14	34	-	-	-	17,248
All foreign governments	274	47	-	-	-	-	321
Hybrid securities	494	112	10	45	-	7	668
Industrial and miscellaneous	33,307	27,164	3,994	3,501	1,811	171	69,948

Total bonds	$59,899	$27,357	$4,038	$3,546	$1,811	$178	$96,829

Based on statement value, 91% and 90% of the Company’s bond portfolio was rated either “1” or “2” (i.e., was rated as “investment grade”) by the NAIC at December 31, 2011 and 2010, respectively.

Statement value and fair value of bonds by contractual maturity at December 31, 2011 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value
	(in millions)

Due in one year or less	$1,501	$1,522
Due after one year through five years	22,198	23,176
Due after five years through ten years	33,434	36,193
Due after ten years	17,413	20,474

	74,546	81,365

Mortgage-backed and structured securities	29,207	30,894

Total bonds	$103,753	$112,259

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company’s bond portfolio includes investments in structured securities, with a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2011 and 2010, aggregated by NAIC rating category, were as follows:

December 31, 2011	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$19,398	$20,589	$-	$-	$19,398	$20,589
Other prime	850	876	7	6	857	882
Other below-prime	314	305	70	58	384	363
Commercial mortgage-backed:
Government agencies	605	650	-	-	605	650
Conduit	2,211	2,304	238	141	2,449	2,445
Re-REMIC	343	367	54	51	397	418
Collateralized debt obligations	28	24	21	11	49	35
Other commercial mortgage-backed	67	74	7	7	74	81
Other asset-backed	4,529	4,934	465	497	4,994	5,431

Total structured securities	$28,345	$30,123	$862	$771	$29,207	$30,894

December 31, 2010	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$16,517	$17,321	$-	$-	$16,517	$17,321
Other prime	1,248	1,275	-	-	1,248	1,275
Other below-prime	404	387	85	64	489	451
Commercial mortgage-backed:
Government agencies	596	588	-	-	596	588
Conduit	2,602	2,673	234	162	2,836	2,835
Re-REMIC	450	469	77	59	527	528
Collateralized debt obligations	40	33	36	26	76	59
Other commercial mortgage-backed	21	20	7	7	28	27
Other asset-backed	2,919	3,086	119	76	3,038	3,162

Total structured securities	$24,797	$25,852	$558	$394	$25,355	$26,246

Based on statement value, 97% and 98% of the Company’s structured securities portfolio was rated either “1” or “2” (i.e., was rated as “investment grade”) by the NAIC at December 31, 2011 and 2010, respectively.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The maximum and minimum interest rates for mortgage loans originated during 2011 were 8.50% and 3.83%, respectively, while these rates during 2010 were 8.15% and 4.00%, respectively. The aggregate ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated during 2011 and 2010 was 59% and 62%, respectively, with a maximum of 100% for any single loan during each of 2011 and 2010. Loans with a 100% loan-to-value ratio at origination are made on a very limited basis and generally represent construction loans on build-

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a loan-to-value ratio between 50% and 70% upon completion of construction. At December 31, 2011 and 2010, the aggregate loan-to-value ratio for the mortgage loan portfolio was 59% and 65%, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company’s real estate professionals. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 15 for more information regarding the fair value of the Company’s investments in mortgage loans.

In circumstances where management has deemed it probable that the Company will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statement of changes in surplus. If management later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowances at either December 31, 2011 or 2010.

The statement value of mortgage loans by collateral property type and loan-to-value ratio at December 31, 2011 and 2010 was as follows:

December 31, 2011	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,478	$3,869	$1,022	$110	$6,479
Office	2,096	3,256	1,048	188	6,588
Retail	1,436	3,743	950	60	6,189
Warehouse/Industrial	490	997	937	186	2,610
Other	169	537	184	48	938

Total	$5,669	$12,402	$4,141	$592	$22,804

December 31, 2010	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,197	$2,341	$2,278	$219	$6,035
Office	1,703	2,324	1,455	200	5,682
Retail	636	2,923	1,773	190	5,522
Warehouse/Industrial	174	1,064	1,209	461	2,908
Other	90	722	224	108	1,144

Total	$3,800	$9,374	$6,939	$1,178	$21,291

The aggregate statement value of mortgage loans with loan-to-value ratios in excess of 100% was $242 million and $280 million at December 31, 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The statement value of mortgage loans by collateral property type and U.S. geographic location at December 31, 2011 and 2010 was as follows:

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,995	$353	$1,456	$2,675	$6,479
Office	2,076	482	1,703	2,327	6,588
Retail	2,190	475	1,690	1,834	6,189
Warehouse/Industrial	464	368	515	1,263	2,610
Other	178	146	389	225	938

Total	$6,903	$1,824	$5,753	$8,324	$22,804

December 31, 2010	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,785	$350	$1,523	$2,377	$6,035
Office	1,842	672	1,241	1,927	5,682
Retail	1,928	635	1,409	1,550	5,522
Warehouse/Industrial	473	495	583	1,357	2,908
Other	189	239	448	268	1,144

Total	$6,217	$2,391	$5,204	$7,479	$21,291

The statement value of mortgage loans by contractual maturity at December 31, 2011 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment premiums.

Statement Value
Due in one year or less	$1,360
Due after one year through two years	2,354
Due after two years through five years	6,247
Due after five years through eight years	5,527
Due after eight years	7,316

$22,804

In the normal course of business, the Company may modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those being offered to new borrowers under similar circumstances in an arms-length transaction, a realized loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. At December 31, 2011 and 2010, the Company had $34 million and $57 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.” The Company reported $0, $2 million and $8 million of realized losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2011, 2010 and 2009, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $6.6 billion and $8.5 billion of common stock included in the consolidated statement of financial position at December 31, 2011 and 2010, respectively. The statutory basis of accounting permits fair value for common stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally developed pricing models. The estimated fair value for common stocks is based primarily on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models that utilize observable market data (such as prices for comparable public equities), external pricing sources (such as valuations by private equity firms holding controlling stakes in the underlying issuer) and cash flow modeling. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 11 regarding the Company’s investment in Frank Russell Company common stock and Note 15 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated “1” (highest quality), “2” (high quality) or “3” (medium quality) by the SVO are reported at amortized cost. Preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2011 and 2010, the consolidated statement of financial position included $785 million and $712 million, respectively, of preferred stocks. The statutory basis of accounting permits fair value for preferred stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The estimated fair value for preferred stocks is based primarily on internally-developed pricing models. See Note 11 regarding the Company’s investments in Frank Russell Company preferred stock and Note 15 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated based primarily on the capitalization of stabilized net operating income (for multi-family residential properties) or the present value of estimated future cash flow (for other commercial properties).

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2011 and 2010 was as follows:

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$218	$73	$9	$240	$540
Office	82	412	147	172	813
Warehouse/Industrial	11	-	48	164	223
Other	51	-	5	-	56

Total	$362	$485	$209	$576	$1,632

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

December 31, 2010	East	Midwest	South	West	Total
	(in millions)
Apartment	$211	$92	$-	$184	$487
Office	81	406	149	181	817
Warehouse/Industrial	11	-	48	172	231
Other	59	-	25	-	84

Total	$362	$498	$222	$537	$1,619

The Company’s home office properties are included in the tables above (Office/Midwest) and had an aggregate statement value of $255 million and $260 million at December 31, 2011 and 2010, respectively.

Other Investments

Other investments consist primarily of partnership investments (including real estate, leveraged buyout funds and other private equity limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. The partnerships, real estate joint ventures and limited liability companies are reported using the equity method of accounting. The unconsolidated non-insurance subsidiaries are reported based on their audited GAAP equity. These subsidiaries primarily invest in public and private equity securities, investment-grade municipal bonds and real estate joint ventures.

Statement value of other investments at December 31, 2011 and 2010 was as follows:

	December 31,
	2011	2010
	(in millions)
Unconsolidated non-insurance subsidiaries	$5,865	$5,469
Partnerships and LLCs	3,949	3,419
Low income housing tax credit properties	405	465
Leveraged leases	276	310
Derivative instruments	115	104
Oil and gas investments	44	60
Other	352	191

Total	$11,006	$10,018

Oil and gas investments are reported using the full cost method, under which all exploration and development costs, whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This accounting method is permitted by the OCI, as the Accounting Practices and Procedures Manual of the NAIC does not provide accounting guidance for oil and gas investments.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Net Investment Income

The sources of net investment income for the years ended December 31, 2011 and 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Bonds	$5,382	$5,366	$4,932

Mortgage loans	1,336	1,317	1,356

Policy loans	1,068	1,017	976

Common and preferred stocks	246	227	182

Real estate	235	210	231

Derivative instruments	26	24	19

Other investments	545	571	428

Amortization of IMR	119	37	39

Gross investment income	8,957	8,769	8,163

Less: investment expenses	518	463	391

Net investment income	$8,439	$8,306	$7,772

Accrued investment income more than ninety days past due is a nonadmitted asset and reported as a direct reduction of surplus in the consolidated statement of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31, 2011			For the year ended December 31, 2010			For the year ended December 31, 2009
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$988	$(277)	$711	$766	$(711)	$55	$1,397	$(1,412)	$(15)
Common and preferred stocks	884	(514)	370	581	(285)	296	1,101	(695)	406
Mortgage loans	2	(1)	1	-	(32)	(32)	-	(8)	(8)
Real estate	66	(4)	62	54	(9)	45	232	(17)	215
Other investments	318	(595)	(277)	413	(535)	(122)	897	(1,402)	(505)

Subtotal	$2,258	$(1,391)	867	$1,814	$(1,572)	242	$3,627	$(3,534)	93

Less: IMR gains			645			396			563
Less: Capital gains tax (benefit)			252			34			(316)

Net realized capital gains (losses)			$(30)			$(188)			$(154)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bond investments totaled $34 billion, $24 billion and $32 billion for the years ended December 31, 2011, 2010 and 2009, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value has been less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on appraisal of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

During 2009, the Company adopted Statement of Statutory Accounting Principle No. 43R, Loan Backed and Structured Securities (“SSAP 43R”). SSAP 43R requires that valuation adjustments for other-than-temporary impairments of loan-backed and other structured securities be based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. Under SSAP 43, the discount rate used would generally be either the effective yield at purchase or the effective yield immediately prior to the valuation adjustment. The Company’s adoption of SSAP 43R was effective September 30, 2009 and resulted in a cumulative increase to surplus of $61 million, representing the difference between other-than-temporary valuation adjustments for structured securities that were remeasured using the discounted cash flow method required by SSAP 43R and the fair value measurement for such valuation adjustments required by previous guidance. This increase in surplus is reported as a change in accounting principle in the consolidated statement of changes in surplus for the year ended December 31, 2009.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
Bonds, common and preferred stocks:	(in millions)
Structured securities	$(37)	$(259)	$(166)
Financial services	(38)	(65)	(69)
Consumer discretionary	(23)	(39)	(133)
Industrials	(7)	(24)	(48)
Energy	(22)	(4)	(25)
Technology	-	(1)	(7)
Other	(13)	-	(74)

Subtotal	(140)	(392)	(522)

Other investments:
Real estate and RE funds	(49)	(67)	(151)
Mortgage loans	-	(32)	(8)
Security partnerships	-	(5)	(52)
Energy and transportation	(30)	-	(12)
Derivatives	-	-	(4)

Subtotal	(79)	(104)	(227)

Total	$(219)	$(496)	$(749)

In addition to the realized capital losses above, $30 million, $23 million and $40 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2011, 2010 and 2009, respectively. The decline in the Company’s equity in these subsidiaries resulting from the valuation adjustments is included in changes in net unrealized capital gains and losses in the consolidated statement of changes in surplus.

Other-than-temporary valuation adjustments on loan-backed and other structured securities for the years ended December 31, 2011, 2010 and 2009, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2011	2010	2009
	(in millions)
Intent to sell	$-	$(45)	$-

Inability or lack of intent to retain investment for a period of time sufficient to recover the amortized cost basis	-	-	-

Present value of cash flows expected to be collected is less than amortized cost basis	(37)	(214)	(166)

	$(37)	$(259)	$(166)

At December 31, 2011, the Company continued to hold structured securities with aggregate statement values and fair values of $192 million and $130 million, respectively, for which other-than-temporary valuation adjustments totaling $275 million had been recognized since the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

adoption of SSAP 43R. These valuation adjustments were necessary because the aggregate present value of expected cash flows was less than the amortized cost basis of the security.

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Bonds	$(89)	$(16)	$117
Common and preferred stocks	(550)	1,286	903
Other investments	248	359	(316)

	(391)	1,629	704

Change in deferred taxes	178	(351)	(201)

Change in net unrealized capital gains (losses)	$(213)	$1,278	$503

Unrealized capital gains and losses primarily represent changes in the fair value of common stocks and other equity investments. Changes in the Company’s equity-method share of the undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Net unrealized capital gains (losses) for the years ended December 31, 2011, 2010 and 2009 included $(204) million, $(265) million and $(311) million, respectively, related to distributions made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net gains are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value had declined and remained below cost at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$8,701	$8,198	$(503)	$3,134	$2,501	$(633)
Common and preferred stocks	2,034	1,786	(248)	408	303	(105)

Total	$10,735	$9,984	$(751)	$3,542	$2,804	$(738)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$14,317	$13,750	$(567)	$3,978	$3,202	$(776)
Common and preferred stocks	758	692	(66)	714	549	(165)

Total	$15,075	$14,442	$(633)	$4,692	$3,751	$(941)

During 2011, the aggregate amounts by which the fair value of individual bond investments had declined and remained below cost decreased, due primarily to a reduction in risk-free market interest rates and the general narrowing of credit spreads. All of these bonds are current on contractual interest and principal payments and are otherwise performing according to their contractual terms. Based on the results of the impairment review process described above, management considers these declines in fair value, as well as the declines in fair value of common and preferred stocks summarized above, to be temporary based on current facts and circumstances.

At December 31, 2011 and 2010, unrealized capital losses related to loan-backed and structured securities with durations of greater than 12 months were $369 million and $470 million, respectively, while unrealized capital losses with durations of less than 12 months were $23 million and $36 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

The Company manages the lending of fixed income securities directly, while the lending of equity securities was administered by a lending agent and collateral investment manager until the Company discontinued its equity lending program during 2010. At December 31, 2011 and 2010, the aggregate statement value of loaned securities was $1.2 billion and $1.3 billion, respectively, while the aggregate fair value of these loaned securities was $1.3 billion and $1.3 billion, respectively. Of the securities on loan at December 31, 2011 and 2010, all were fixed income securities.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and that set conservative standards for the Company’s reinvestment of cash collateral received. At each of December 31, 2011 and 2010, securities lending collateral held by the Company was $1.3 billion, which is reported at amortized cost and reported in the consolidated statement of financial position as described below. The offsetting liability of $1.3 billion, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statement of financial position at each of December 31, 2011 and 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The following table summarizes the terms of securities lending arrangements outstanding at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(in millions)

Open terms	$917	$948
30 days or less	80	400
31-60 days	334	-

Total	$1,331	$1,348

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2011 and 2010 were as follows:

	December 31,
	2011		2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$666	$666	$451	$452
31-60 days	2	2	33	33
61-90 days	67	67	59	60
91-120 days	115	115	10	10
121-180 days	61	61	72	72
181-365 days	126	127	79	79
1-2 years	176	175	419	419
2-3 years	107	102	111	111
Greater than 3 years	6	6	108	107

Total	$1,326	$1,321	$1,342	$1,343

At December 31, 2011, the consolidated statement of financial position included $848 million in bonds and $478 million in cash and temporary investments related to the collateral assets summarized above. At December 31, 2010, the consolidated statement of financial position included $928 million in bonds and $414 million in cash and temporary investments related to these collateral assets.

During 2010, the Company had also entered into securities lending arrangements for separate account investment securities, utilizing similar procedures and collateral requirements as those for general account loaned securities. During 2011, the Company discontinued its securities lending program within the separate accounts. At December 31, 2011 there were no securities on loan within the separate accounts. At December 31, 2010, the aggregate statement value of loaned securities held by the separate accounts was $11 million.

Secured Funding Transaction

During 2009, the Company entered into a secured funding transaction, whereby certain mortgage-backed securities owned by the Company were deposited in a trust and pledged under an indenture as part of $600 million in borrowing from an unrelated third party. During the duration of the indenture, these assets were restricted from being sold, substituted or otherwise accessed by the Company. As part of the transaction, the Company entered into an unconditional agreement to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

repurchase the pledged securities from the trust at market value during December, 2011. This transaction was accounted for as a secured funding under Statement of Statutory Accounting Principles No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP 91R”), and as such these securities continued to be reported at amortized cost and included in bonds in the consolidated statement of financial position.

The indenture required substantially all cash flows from the pledged securities to be used to pay interest and principal on the funded balance. Interest on the outstanding principal balance accrued at an annual rate of 1-month LIBOR + 1.75%. At December 31, 2010, the aggregate statement value of the pledged securities was $1.7 billion, while the aggregate fair value of those securities was $1.5 billion. At December 31, 2010, the outstanding borrowing related to this funding transaction had been reduced to $353 million, which is reported in other liabilities in the consolidated statement of financial position at that date.

On December 29, 2011, the Company repurchased the remaining pledged securities from the trust at a market value of $1.4 billion. The proceeds of this repurchase were used by the trust to repay the remaining funded liability balance of $130 million, with the remainder of the proceeds remitted to the Company as the residual interest holder of the trust. Interest expense related to this funding transaction was $5 million and $10 million for the years ended December 31, 2011 and 2010, respectively, and is reported as a reduction of net investment income in the consolidated statement of operations.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company uses derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company also uses derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The cash premium received by the Company at the inception of the contract is deferred for accounting purposes until maturity of the contract or its exercise by the counterparty (if the term of the derivative is less than one year) or amortized over the life of the contract (if the term of the derivative is greater than one year).

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using third-party or internally-developed pricing models.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support agreements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. At December 31, 2011 and 2010, the Company held $243 million and $129 million, respectively, of collateral under these agreements. The collateral is reported as cash and temporary investments in the consolidated statement of financial position, with a corresponding liability reflecting the Company’s obligation to return the collateral reported as other liabilities.

Hedging — Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost (if any) in the consolidated statement of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2011 and 2010, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Foreign currency covers are used to mitigate foreign exchange risk pending settlement of executed trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. Foreign exchange gains or losses on these contracts are reported as an adjustment to the cost basis of the hedged foreign investment.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds for U.S. dollar-denominated payments, based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statement of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Fixed income futures replications are used in conjunction with the purchase of cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Fixed income futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $9 million and $585 million during 2011 and 2010, respectively.

Fixed income replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Fixed income replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was $7 million and $6 million during 2011 and 2010, respectively.

Total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $(1) million and $2 million during 2011 and 2010, respectively.

Equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity index futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $17 million and $14 million during 2011 and 2010, respectively.

Income Generation

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $(18) million and $(10) million during 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The effects of the Company’s use of derivative instruments on the consolidated statement of financial position at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Notional Amount	Statement Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$11	$-	$142	$-
Interest rate swaps	52	-	-	15	-
Foreign exchange contracts:
Cross currency swaps	937	-	(56)	-	(1)
Foreign currency covers	11	-	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Swaptions	2,354	81	-	81	-
Fixed futures	2,880	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	850	32	-	32	-
Equity contracts:
Equity total return swaps	20	-	-	-	-
Equity futures	-	-	-	-	-
Credit contracts:
Credit default swaps	201	-	(2)	-	(2)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	8	-
Fixed futures	32	-	-	-	-
Equity contracts:
Equity total return swaps	182	1	-	1	-
Equity futures	-	-	-	-	-

Income Generation:
Equity contracts:
Equity options	3	-	-	-	-

Total derivatives		$125	$(58)	$279	$(3)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Notional Amount	Statement Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$12	$-	$89	$-
Interest rate swaps	52	-	-	13
Foreign exchange contracts:
Cross currency swaps	807	-	(108)	-	(58)
Foreign currency covers	-	-	-	-	-
Credit contracts:
Credit default swaps	52	-	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Swaptions	2,157	106	-	106	-
Fixed futures	1,125	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	1,217	2	-	2	-
Equity contracts:
Equity total return swaps	39	-	(8)	-	(8)
Equity futures	274	-	-	-	-
Credit contracts:
Credit default swaps	181	-	(4)	-	(4)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	5	-
Fixed futures	1,756	-	-	-	-
Equity contracts:
Equity total return swaps	173	27	-	27	-
Equity futures	-	-	-	-	-

Income Generation:
Equity contracts:
Equity options	716	-	(39)	-	(39)

Total derivatives		$147	$(159)	$242	$(109)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. The statement value of derivatives is reported as other investments or other liabilities in the consolidated statement of financial position. Amounts included in the consolidated statement of financial position at December 31, 2011 and 2010 reflect counterparty netting adjustments of $10 million and $43 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31, 2011
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$29
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	51	(28)	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	(35)	-	(7)
Fixed futures	(72)	(141)	-
Foreign exchange contracts:
Foreign currency forwards	29	(23)	-
Equity contracts:
Equity total return swaps	8	(11)	-
Equity futures	2	(10)	-
Credit contracts:
Credit default swaps	2	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed futures	4	8	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(25)	15	-
Equity futures	-	2	-

Income Generation:
Equity contracts:
Equity options	15	(1)	-

Total derivatives	$(21)	$(189)	$26

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	For the year ended December 31, 2010
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$27
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	(21)	-	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	7	-	(6)
Fixed futures	36	(31)	-
Foreign exchange contracts:
Foreign currency forwards	(8)	(12)	-
Equity contracts:
Equity total return swaps	(7)	(26)	-
Equity futures	(2)	(23)	-
Credit contracts:
Credit default swaps	3	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed futures	(3)	3	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	25	4	(1)
Equity futures	-	(2)	-

Income Generation:
Equity contracts:
Equity options	(15)	-	-

Total derivatives	$15	$(87)	$24

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	For the year ended December 31, 2009
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$21
Interest rate swaps	-	-	3
Foreign exchange contracts:
Cross currency swaps	(96)	(3)	3
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate swaps	-	-	-
Swaptions	25	-	(5)
Fixed futures	239	(23)	-
Foreign exchange contracts:
Foreign currency forwards	19	(9)	-
Foreign currency futures	72	(171)	-
Equity contracts:
Equity total return swaps	8	(21)	(1)
Equity futures	17	(321)	-
Credit contracts:
Credit default swaps	(22)	10	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	11	1
Fixed futures	(97)	73	-
Foreign exchange contracts:
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	-	72	-
Equity futures	-	-	-

Income Generation:
Equity contracts:
Equity options	-	(3)	-

Total derivatives	$165	$(385)	$19

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(in millions)

Life insurance reserves	$125,983	$118,706
Annuity reserves	5,262	4,950
Disability and long-term care unpaid claims and claim reserves	4,254	4,098
Disability and long-term care active life reserves	3,009	2,750
Deposit funds	2,409	2,562

Total reserves for policy benefits	$140,917	$133,066

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2011, the Company had $1.3 trillion of total life insurance in force, including $7.0 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated in pricing and use mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

As of January 1, 2010, the Company implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of basic and deficiency reserves for term life insurance policies issued during 2006 and 2005. This change in reserve valuation basis resulted in a $131 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2010.

As of January 1, 2009, the Company changed the valuation basis for waiver reserves on life insurance. This change decreased the policy benefit reserve for waiver benefits by $67 million, which was reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2009. As of January 1, 2009, the Company also implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of deficiency reserves for term life insurance policies issued in 2008 and 2007. This change in reserve valuation basis resulted in an $8 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statement of changes in surplus for the year ended December 31, 2009.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statement of operations.

At December 31, 2011 and 2010, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit liabilities were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2011	2010	2011	2010	2011	2010
			(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$914	$969	$-	$-	$914	$969
- at book value less surrender charge of 5% or more	575	502	-	-	575	502
- at fair value	-	-	10,808	10,641	10,808	10,641
- at book value without adjustment	3,873	3,895	-	-	3,873	3,895

Not subject to discretionary withdrawal	2,309	2,146	3,286	3,198	5,595	5,344

Total	$7,671	$7,512	$14,094	$13,839	$21,765	$21,351

Disability and LTC Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 4.00% to 4.50%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.3 billion and $4.1 billion at December 31, 2011 and 2010, respectively. Changes in these reserves for the years ended December 31, 2011 and 2010 were as follows:

	For the year ended December 31,
	2011	2010
	(in millions)

Balance at January 1	$4,098	$3,938

Incurred related to:
Current year	590	588
Prior years	93	102

Total incurred	683	690

Paid related to:
Current year	(20)	(21)
Prior years	(507)	(509)

Total paid	(527)	(530)

Balance at December 31	$4,254	$4,098

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.00% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued March 2002 and later, minimum reserves are based on valuation interest rates of 4.00% or 4.50% and total terminations based on either the 1983 Group Annuity Mortality table or the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 5.20% to 6.00% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment, through a payment plan consisting of a series of scheduled payments or by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). If the beneficiary does not affirmatively choose either the second or third option above, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chooses a Northwestern Access Fund account, the beneficiary receives

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

negotiable drafts that they can use to access the balance in this account at their discretion. The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $0.9 billion and $1.2 billion at December 31, 2011 and 2010, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.01% to 3.50% during 2011 and 0.02% to 3.50% during 2010. The Company does not charge beneficiaries any fee to establish or maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported as an asset in the consolidated statement of financial position.

Deferred and uncollected premiums at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Gross	Net	Gross	Net
		(in millions)

Ordinary new business	$212	$82	$202	$79
Ordinary renewal	2,026	1,666	1,932	1,601

Total deferred and uncollected premiums	$2,238	$1,748	$2,134	$1,680

7.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2011 and 2010:

	Variable Life		Variable Annuities		Total
	December 31,
	2011	2010	2011	2010	2011	2010
			(in millions)

Subject to discretionary withdrawal	$4,488	$4,700	$10,808	$10,641	$15,296	$15,341
Not subject to discretionary withdrawal	-	-	3,286	3,198	3,286	3,198

Total separate account reserves	4,488	4,700	14,094	13,839	18,582	18,539

Non-policy liabilities					115	124

Total separate account liabilities					$18,697	$18,663

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2011 and 2010 was $188 million and $119 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. Because these benefits are only available upon the death of the annuitant or insured, reserves for these benefits are based

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $19 million and $15 million attributable to GMDB at December 31, 2011 and 2010, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.8 billion, $1.7 billion and $1.2 billion for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these premiums to the separate accounts is reported as transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009:

	For the year ended December 31,
	2011	2010	2009
		(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,909	$1,819	$1,319
Transfers from separate accounts	(1,428)	(1,437)	(1,359)

Net transfers to (from) separate accounts	$481	$382	$(40)

8.	Employee and Financial Representative Benefit Plans

The Company sponsors noncontributory defined benefit pension plans (“plans”) for all eligible employees and financial representatives. The Company also sponsors nonqualified plans, including plans that provide benefits to certain participants in excess of limits set by the Employee Retirement Income Security Act (“ERISA”) for the qualified plans. The Company’s funding policy for the tax-qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $145 million and $275 million to the qualified employee retirement plan during the years ended December 31, 2011 and 2010, respectively. The Company expects to make a contribution of $90 million during 2012.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees contribute a portion of the cost of the health plan. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Aggregate plan assets and projected benefit obligations of the defined benefit pension plans and postretirement benefit plans at December 31, 2011 and 2010, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
Fair value of plan assets at January 1	$2,992	$2,418	$73	$69
Changes in plan assets:
Actual return on plan assets	20	367	-	11
Company contributions	145	275	-	-
Actual plan benefits paid	(73)	(68)	(6)	(7)

Fair value of plan assets at December 31	$3,084	$2,992	$67	$73

Projected benefit obligation at January 1	$2,878	$2,544	$415	$290
Changes in benefit obligation:
Service cost of benefits earned	100	84	26	26
Interest cost on projected obligations	164	154	23	21
Projected gross plan benefits paid	(89)	(82)	(23)	(22)
Projected Medicare Part D reimbursement	-	-	2	1
Experience losses	667	177	55	99
Plan amendments	-	1	-	-

Projected benefit obligation at December 31	$3,720	$2,878	$498	$415

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which invests primarily in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

While significant exposure to public equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

The target asset allocations and the actual allocation of the plans’ investments on a fair value basis at December 31, 2011 and 2010 were as follows:

	Target Allocation		Actual Allocation

	2011	2010	2011	2010

Bonds	34%	34%	35%	32%
Equity securities	65%	65%	63%	66%
Other investments	1%	1%	2%	2%

Total assets	100%	100%	100%	100%

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future salary increases for active employees. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries with no assumption of future salary increases. The aggregate ABO for the defined benefit plans was $3.2 billion and $2.5 billion at December 31, 2011 and 2010, respectively.

The PBO and ABO amounts above represent the estimated future benefit obligations due to vested participants only, as required by the statutory basis of accounting. The estimated present value of additional future obligations for participants that have not yet vested in the defined benefit plans and the postretirement benefit plans at December 31, 2011 and 2010 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
PBO	$87	$59	$302	$247
ABO	60	39	-	-

The assumptions used in estimating the projected benefit obligations and the net benefit cost at December 31, 2011, 2010 and 2009 and for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation:
Discount rate	4.50%	5.75%	6.25%	4.50%	5.75%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%

Net periodic benefit cost:
Discount rate	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	7.50%	8.00%	8.00%	7.50%	8.00%	8.00%

The long-term rate of return on plan assets is estimated assuming a target allocation of plan investments among asset classes, with expected returns by asset class based on several factors including economic projections, third-party research and long-term historical returns. Risk is assessed by evaluating long-term historical standard deviations and correlations between asset classes.

The PBO for postretirement benefits at December 31, 2011 assumed an annual increase in future retiree medical costs of 7.5%, grading down to 5% over five years and remaining level thereafter. At December 31, 2010 the comparable assumption was for an annual increase in future retiree medical costs of 8.0% grading down to 5% over six years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1% in each year would increase the accumulated postretirement benefit obligation at December 31, 2011 by $50 million and net periodic postretirement benefit expense for the year ended December 31, 2011 by $6 million. A decrease in the assumed health care cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2011 and net periodic postretirement benefit expense for the year ended December 31, 2011 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

signed into law. One of the provisions of the new laws created an excise tax beginning in 2018 on health plans that have an aggregate value greater than a threshold amount. The potential future impact on the Company’s PBO for postretirement medical benefit from this new excise tax is estimated to be an increase of $43 million. A second provision of the new laws revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit. The Company previously recorded deferred tax assets based on the expectation of this tax benefit. As a result of the law change, the related deferred tax assets of $11 million were eliminated as a direct reduction of surplus for the year ended December 31, 2010 to reflect the expected future income tax on the subsidy.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2011 and 2010:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
		(in millions)
Fair value of plan assets	$3,084	$2,992	$67	$73
Projected benefit obligation	3,720	2,878	498	415

Funded status	(636)	114	(431)	(342)

Unrecognized net experience losses	1,509	665	188	132
Unrecognized prior service cost	1	1	(4)	(4)
Unrecognized initial net asset	(515)	(515)	-	-
Additional minimum liability	(37)	(14)	-	-
Nonadmitted asset	(851)	(731)	-	-

Net pension liability	$(529)	$(480)	$(247)	$(214)

The projected benefit obligation for defined benefit plans shown above included $584 million and $473 million related to nonqualified, unfunded plans at December 31, 2011 and 2010, respectively. In the aggregate, the fair value of qualified plan assets represented 98% and 124% of the projected benefit obligations of these qualified plans at December 31, 2011 and 2010, respectively.

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in projected benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans. Unrecognized net experience losses primarily reflect the impact of reductions in the PBO discount rate since 2009, including $651 million of net experience losses related to the reduction in the discount rate to 4.50% during 2011.

Unrecognized initial net asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans at January 1, 2001. The Company has elected not to record a direct increase to surplus for this excess, electing instead to amortize this unrecognized initial net asset as a reduction of net periodic benefit cost until exhausted.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

An additional minimum liability is required if a plan’s ABO exceeds plan assets or accrued pension liabilities. This additional liability was $37 million, $14 million and $10 million at December 31, 2011, 2010 and 2009, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statement of financial position.

The components of net periodic benefit cost for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
			(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$100	$84	$83	$26	$26	$25
Interest cost on projected obligations	164	154	147	23	21	16
Amortization of experience gains and losses	28	33	61	4	3	2
Amortization of initial net asset	-	(2)	(28)	-	-	-
Expected return on plan assets	(222)	(192)	(160)	(5)	(5)	(5)

Net periodic benefit cost	$70	$77	$103	$48	$45	$38

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2012 through 2021 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2012	$103	$22
2013	113	25
2014	125	29
2015	139	32
2016	153	36
2017-2021	1,047	243
Total	$1,680	$387

The Company also sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. The Company also sponsors nonqualified plans that provide benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2011, 2010 and 2009, the Company expensed total contributions to these plans of $32 million, $31 million and $30 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage for any single mortality risk. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at each of December 31, 2011 and 2010 were reported net of ceded reserves of $1.6 billion.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)

Direct premium revenue	$15,457	$14,984	$13,910
Premiums ceded	(839)	(732)	(848)

Net premium revenue	$14,618	$14,252	$13,062

Direct benefit expense	$15,999	$15,583	$14,458
Benefits ceded	(495)	(375)	(513)

Net benefit expense	$15,504	$15,208	$13,945

In addition, the Company received $169 million, $146 million and $194 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are reported in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions should a reinsurer’s credit rating fall below a prescribed level. There were no reinsurance recoverables at December 31, 2011 and 2010 that were considered by management to be uncollectible.

During 2010, the Company exercised its option to recapture previously ceded long-term care insurance business from two unaffiliated reinsurers. The effect on the Company’s financial statements from these recapture transactions was to increase investments by $67 million and policy benefit reserves by $100 million at December 31, 2010, with a related decrease in net income and surplus of $33 million for the year then ended.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc.
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual Capital, LLC	NML – CBO, LLC
Northwestern Mutual Wealth Management Company	JYD Assets, LLC
NM Pebble Valley, LLC	NM GP Holdings, LLC
Northwestern Mutual Real Estate Investments, LLC	NM Investment Holdings, Inc.

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries’ determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The major components of current income tax expense in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Tax payable on ordinary income	$99	$(33)	$52
Tax credits	(116)	(185)	(43)
Increase (decrease) in contingent tax liabilities	23	(6)	33

Total current tax expense (benefit)	$6	$(224)	$42

In addition to the “ordinary” current tax expense amounts above, net realized capital gains and losses in the consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009 were reported net of current capital gains tax expense (benefit) of $252 million, $34 million and $(316) million, respectively.

The Company’s taxable income can vary significantly from pretax financial statement income as reported in the consolidated statement of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were 15%, 8% and 9% for the years ended December 31, 2011, 2010 and 2009, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, changes in nonadmitted deferred tax assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and adjustments to estimated current tax liabilities upon subsequent filing of tax returns.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company made payments to the IRS for federal income taxes of $460 million and $253 million during the years ended December 31, 2011 and 2010, respectively, and received federal tax refunds from the IRS of $454 million during the year ended December 31, 2009. Income taxes paid in 2011 and prior years of $1.4 billion are available at December 31, 2011 for refund claims in the event of future tax losses.

Federal income tax returns for 2007 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statement of financial position represents an estimate of taxes recoverable or payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS at the respective reporting date (“contingent tax liabilities”).

Changes in the amount of contingent tax liabilities for the year ended December 31, 2011 were as follows (in millions):

Balance at January 1, 2011	$412

Additions based on tax positions related to the current year	-
Additions for tax positions of prior years	24
Reductions for tax positions of prior years	-

Balance at December 31, 2011	$436

Included in the balance at December 31, 2011 are $394 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2011, 2010 and 2009, the Company recognized $16 million, $(28) million and $19 million, respectively, in interest-related expense (benefit). The Company had $43 million and $27 million of liability accrued for the payment of interest at December 31, 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The Company accounts for deferred tax assets and liabilities, which represent the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,050	$1,014	$36
Investments	371	155	216
Policy benefit liabilities	1,867	1,776	91
Benefit plan obligations	547	511	36
Guaranty fund assessments	11	11	-
Net operating loss carry forwards	-	18	(18)
Other	93	139	(46)

Adjusted gross deferred tax assets	3,939	3,624	315

Nonadmitted deferred tax assets	(38)	(42)	4

Admitted adjusted deferred tax assets	3,901	3,582	319

Deferred tax liabilities:
Investments	824	976	(152)
Other	721	682	39

Gross deferred tax liabilities	1,545	1,658	(113)

Net admitted adjusted deferred tax assets	$2,356	$1,924	$432

Adjusted gross deferred tax assets at December 31, 2011 and 2010 included $3.7 billion and $3.4 billion, respectively, related to temporary differences that were ordinary in nature and $0.2 billion and $0.2 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2011 and 2010 included $0.9 billion and $0.9 billion, respectively, related to temporary differences that were ordinary in nature and $0.6 billion and $0.7 billion, respectively, related to temporary differences that were capital in nature.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a calculation that takes into consideration available loss carryback and carryforward capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus.

During 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes- Revised, A Temporary Replacement of SSAP No. 10 (“SSAP 10R”), initially effective for the years ended December 31, 2009 and 2010. During 2010, the NAIC extended the required use of SSAP 10R through December 31, 2011. SSAP 10R changed the calculation of the limit for admission to surplus of deferred tax assets (“DTA”) compared to previous guidance. SSAP 10R

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

extended the reversal period for temporary differences from one year to three years and increased the level-of-surplus limitation from 10% to 15%, provided the insurer meets a minimum risk-based capital (“RBC”) level of 250%. Insurers that do not meet that minimum RBC level must calculate their admitted DTA using the statutory guidance previously in effect. At both December 31, 2011 and 2010, the Company exceeded the minimum RBC level required to use the new DTA admissibility methodology under SSAP 10R.

If the Company had not qualified to use the SSAP 10R DTA admissibility calculation, its gross deferred tax assets at December 31, 2011 and 2010 would have exceeded the previous SSAP 10 limitation by $457 million and $97 million, respectively, which would have reduced surplus in the consolidated statement of financial position by the same amounts. Of these amounts, $457 million and $97 million were ordinary in nature at December 31, 2011 and 2010, respectively. The Company did not assume the benefit of future tax planning strategies in its valuation of gross DTA at either December 31, 2011 or 2010.

During 2011, the NAIC adopted Statement of Statutory Accounting Principles No. 101 – Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”), which is first effective January 1, 2012. SSAP 101 includes the same calculation for limitation of DTA admissibility as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded this new 300% minimum RBC requirement at each of December 31, 2011 and 2010 and expects to exceed this minimum throughout 2012. SSAP 101 also changes the recognition and measurement criteria for contingent tax liabilities. Based on its current circumstances, management anticipates that the Company’s adoption of SSAP 101 during 2012 will reduce surplus by less than $50 million and will have an immaterial impact on results of operations for 2012 and beyond.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Significant components of the calculation of admitted deferred tax assets under SSAP 10R at December 31, 2011 and 2010 were as follows:

	December 31, 2011			December 31, 2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)			(in millions)			(in millions)
One year reversal and 10% surplus limit:
Federal taxes recoverable from taxes paid in prior years	$1,040	$83	$1,123	$696	$55	$751	$344	$28	$372
DTA expected to be realized within one year	776	19	795	1,076	-	1,076	(300)	19	(281)
Remaining DTA to be offset against DTL	1,481	64	1,545	1,557	93	1,650	(76)	(29)	(105)

Three year reversal and 15% surplus limit:
Federal taxes recoverable from taxes paid in prior years	1,062	61	1,123	650	101	751	412	(40)	372
DTA expected to be realized within three years	1,539	-	1,539	1,737	-	1,737	(198)	-	(198)
Remaining DTA to be offset against DTL	1,153	86	1,239	1,039	55	1,094	114	31	145

Stautory capital and surplus:
10 percent of statutory capital and surplus	N/A	N/A	1,229	N/A	N/A	1,179	N/A	N/A	50
15 percent of statutory capital and surplus	N/A	N/A	1,843	N/A	N/A	1,769	N/A	N/A	74

Risk-based capital levels:
Total adjusted capital	N/A	N/A	20,650	N/A	N/A	20,065	N/A	N/A	585
Authorized control level	N/A	N/A	2,094	N/A	N/A	2,142	N/A	N/A	(48)
Admitted deferred tax assets	3,273	146	3,419	3,329	156	3,485	(56)	(10)	(66)
Admitted assets	N/A	N/A	3,419	N/A	N/A	3,478	N/A	N/A	(59)
Adjusted statutory surplus	N/A	N/A	12,293	N/A	N/A	11,788	N/A	N/A	505
Total adjusted capital from DTA	N/A	N/A	2,356	N/A	N/A	1,924	N/A	N/A	432

Increased amounts from use of three-year reversal and 15% surplus limit:
Admitted deferred tax assets	457	-	457	97	-	97	360	-	360
Admitted assets	N/A	N/A	457	N/A	N/A	97	N/A	N/A	360
Adjusted statutory surplus	N/A	N/A	457	N/A	N/A	97	N/A	N/A	360

11.	Frank Russell Company

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell provides investment products and services in over 35 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon its financial performance during the five-year period ended December 31, 2003.

At the time of acquisition, the Company received permission from the OCI for a permitted practice regarding the valuation of its investment in Russell common stock, whereby all GAAP acquisition goodwill recorded by Russell, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, was charged off from the Company’s statutory equity method basis in the acquisition as a direct reduction of Company surplus. During 2008, the Company received permission from the OCI to amend the original permitted practice to be more consistent with Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), using the statutory equity method based on Russell’s audited GAAP book equity, exclusive of any adjustment for Russell’s GAAP goodwill as would otherwise be required by SSAP 97.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

At December 31, 2011 and 2010, the Company owned 93.4% and 93.5%, respectively, of the outstanding common stock of Russell. In accordance with the permitted accounting practice described above, the Company’s investment in Russell common stock is valued at $418 million and $458 million at December 31, 2011 and 2010, respectively, and reported as common and preferred stocks in the consolidated statement of financial position. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statement of financial position would have been lower by $772 million and $759 million at December 31, 2011 and 2010, respectively, and net income as reported in the consolidated statement of operations would have been lower by $13 million, $14 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company estimates the fair value of its Russell common stock ownership to be $1.4 billion and $1.7 billion at December 31, 2011 and 2010, respectively.

The Company’s share of Russell’s operating results are accounted for under the statutory equity method, whereby the Company’s share of Russell’s GAAP net income and other changes in Russell’s GAAP common equity are reported as a change in net unrealized capital gains (losses). If accumulated earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized capital gains are reversed. The Company received common stock dividends from Russell in the amount of $23 million during each of the years ended December 31, 2011 and 2010, of which $8 million and $23 million, respectively, was reported as net investment income in the consolidated statement of operations. No common stock dividends were received from Russell during 2009.

During 2008, another subsidiary of the Company sold Russell common stock representing a 5% ownership interest in Russell to a third party, resulting in an after-tax gain that was reported as an unrealized capital gain pending distribution of the net proceeds to the Company by the subsidiary. Those proceeds were distributed to the Company during 2009 and were reported as net investment income in the consolidated statement of operations for the year ended December 31, 2009.

During 2008, the Company purchased, at par, $350 million of perpetual senior preferred stock issued by Russell. The senior preferred stock is callable under certain conditions and pays preferred dividends at a rate of 8.00%. The Company earned $28 million and $28 million and $27 million in dividends on Russell senior preferred stock for the years ended December 31, 2011 and 2010 and 2009, respectively.

During 2009 and 2010, the Company purchased, at par, a total of $621 million of junior preferred stock issued by Russell. The junior preferred stock includes detachable warrants, is callable under certain conditions and pays preferred dividends at a rate of 10.00%, payable semi-annually. During 2011 and 2010, Russell redeemed $0 and $560 million, respectively, of junior preferred stock and related warrants, leaving $44 million of junior preferred stock outstanding at each of December 31, 2011 and 2010. The Company earned $4 million, $32 million and $17 million in dividends on Russell junior preferred stock for the years ended December 31, 2011, 2010 and 2009, respectively.

During 2010, Russell sold its private equity business to an unaffiliated third party, resulting in an after-tax gain to Russell of $382 million, which is reported as an unrealized capital gain in the consolidated statement of changes in surplus for the year ended December 31, 2010. The after-tax proceeds of the sale were used by Russell to retire fixed income notes, junior preferred stock and warrants issued to the Company by Russell.

During 2011, the Company entered into an agreement to loan up to $50 million to Russell so that Russell could invest seed money in certain of its new investment products. The commitment to fund loans under this agreement expires on December 15, 2012. At December 31, 2011, $25

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

million was outstanding and due to the Company and is reported as a bond in the consolidated statement of financial position. This initial loan bears interest at 4.79% and matures on March 23, 2014.

During 2011, Russell entered into a revolving line of credit of up to $250 million with an unaffiliated lender that was guaranteed by the Company. This line of credit replaced a similar agreement that had expired on April 30, 2011. The Company received payments of $2.5 million from Russell related to the guarantee of this credit facility during each of the years ended December 31, 2011 and 2010, which were reported as net investment income in the consolidated statement of operations. Russell’s borrowings under these facilities were $163 million and $215 million at December 31, 2011 and 2010, respectively. See Note 12 for more information regarding the financial statement impact of guarantees and other commitments made by the Company.

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(in millions)
Common stock	$418	$458
Fixed income notes	25	-
Senior preferred stock	350	350
Junior preferred stock	42	42
Warrants	2	2

Total	$837	$852

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., the guarantee of Russell’s line of credit) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If these affiliates or financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to recover payments made under the agreements. The terms of these guarantees range from less than one year to twenty-four years at December 31, 2011.

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles No. 5 – Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP 5R”). SSAP 5R requires the Company to recognize a financial statement liability for the estimated fair value of these guarantees. The adoption of SSAP 5R resulted in a $5 million direct reduction of surplus in the consolidated statement of changes in surplus for the year ended December 31, 2011. Previous statutory guidance only required the recognition of a financial statement liability in circumstances where it was considered likely that performance under the guarantee would be required.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2011, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees:

Nature of guarantee	Maximum potential amount of future payments	Financial statement liability
	(in millions)
Guarantees of future minimum compensation - financial representatives	$133	$2

Guarantees of operating leases - financial representatives	305	3

Guarantees of obligations of affiliates	168	1

Guarantees issued on behalf of wholly- owned subsidiaries	8	-

Totals	$614	$6

No payments have been required under these guarantees, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense (in the case of guarantees to or on behalf of financial representatives) or increase the amount of its equity investment in the affiliate or subsidiary on whose behalf the guarantee was made.
In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans or other investments. These commitments aggregated to $4.3 billion at December 31, 2011 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2011 and 2010. Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses having a material effect on the Company’s financial position at December 31, 2011.

13.	Related Party Transactions

During each of 2011 and 2010, the Company made capital contributions to unconsolidated subsidiaries through the transfer of certain investments from its general account. The aggregate statement value and fair value of investments transferred during 2011 was $161 million and $205 million, respectively. The aggregate statement value and fair value of investments transferred during 2010 was $449 million and $564 million, respectively. These transactions were accounted

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

for at the lower of statement value or fair value at the time of the transfer, resulting in realized capital losses of $0 and $11 million for the years ended December 31, 2011 and 2010, respectively.

During 2006, the Company completed a reorganization transaction whereby the Mason Street Funds, a family of mutual funds sponsored and managed by a subsidiary of the Company, were combined with new or existing mutual funds sponsored by two unaffiliated third parties (“successor funds”). Under the terms of the reorganization transaction, the remaining Mason Street Fund shares owned by the Company and its subsidiaries, with an aggregate fair value of $970 million, were exchanged for mutual fund shares in the successor funds of equal fair value. In connection with the reorganization, the Company and its subsidiaries agreed not to redeem their investment in the successor funds for a period of up to three years after the reorganization transaction. During 2009, the Company and its subsidiaries redeemed all of the remaining mutual fund shares in the successor funds with realized capital losses of $83 million and unrealized capital losses of $100 million, respectively, reported by the Company on these redemptions.

14.	Surplus Notes

On March 26, 2010, the Company issued Surplus Notes (“Notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The Notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the Notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the Notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million and $54 million in interest expense on the Notes for the years ended December 31, 2011 and 2010, respectively, which is reported as a reduction of net investment income in the consolidated statement of operations. Cumulative interest to date of $160 million has been paid on the Notes through December 31, 2011.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The Notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The Notes are not redeemable at the option of any note holder. The Notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the Notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the Notes to be redeemed, excluding accrued interest as of the date on which the Notes are to be redeemed, discounted on a semi-annual basis at the adjusted treasury rate plus 25 basis points.

No affiliates of the Company hold any portion of the Notes. The Notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the Notes was Nippon Life Insurance Company of Japan, which held $250 million in principal at each of December 31, 2011 and 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

15.	Fair Value of Financial Instruments

The statement value and fair value of investment assets and certain policy liabilities at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Statement Value	Fair Value	Statement Value	Fair Value
		(in millions)
Investment assets:
Bonds	$103,753	$112,259	$96,829	$101,935
Mortgage loans	22,804	24,463	21,291	22,038
Policy loans	15,147	15,147	14,472	14,472
Common and preferred stocks	7,420	8,386	9,170	10,493
Real estate	1,632	2,250	1,619	1,964
Other investments	11,006	12,282	10,018	10,972
Cash and temporary investments	2,421	2,421	1,928	1,928

Total investment assets	$164,183	$177,208	$155,327	$163,802

Liabilities:
Investment-type insurance reserves	$5,276	$4,994	$5,353	$4,974
Secured borrowing	-	-	353	349
Liabilities for securities lending	1,331	1,331	1,348	1,348

The statutory basis of accounting allows for the fair value disclosures for bonds and certain preferred stocks, as well as statement value for common stocks and certain preferred stocks, to be based on values published by the SVO, quoted market prices, independent pricing services or internally developed pricing models.

At December 31, 2011 and 2010, the fair value of bonds was generally based on independent pricing services or internally-developed pricing models based on observable market data. The fair value of public common and preferred stocks were generally based on quoted market prices, and the fair value of private equity securities were generally based on internally-developed pricing models utilizing inputs such as public company comparables, sponsor values and discounted cash flows. The fair value of the Company’s investment in Russell common stock is estimated using a multiple, reflective of comparable public companies, of Russell’s earnings before interest, taxes, depreciation and amortization, adjusted for debt and the Company’s holdings in Russell preferred stock. See Note 11 regarding the statement value of the Company’s investment in Russell common stock. The fair value of mortgage loans is based on estimated future cash flows discounted using market interest rates for debt with comparable credit risk and maturities. The fair value of real estate is based primarily on estimated future cash flows discounted using market interest or capitalization rates. The fair value of policy loans is based on unpaid principal balance, which approximates fair value. Other investments include: real estate joint ventures, for which fair value is based on estimated future cash flows discounted using market interest rates; other joint ventures and partnerships, for which statement value approximates fair value; investments in low-income housing tax credits, for which fair value is based on estimated future tax benefits discounted using market interest rates, and derivatives, for which fair value is based on quoted market prices, where available, or third-party and internally-developed pricing models.

Investment-type insurance reserves only include individual fixed annuity policies, supplementary contracts without life contingencies and amounts left on deposit with the Company. The fair value of investment-type insurance reserves is based on estimated future cash flows discounted at market

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

interest rates for similar instruments with comparable maturities. The Company’s secured borrowing is backed by pledged securities with fair values in excess of the stated value of the loan. As such, the statement value of the borrowing approximates fair value. See Note 3 for more information related to the Company’s secured borrowing. Liabilities held under the Company’s securities lending program represent collateral assets held by the Company. See Note 3 for more information on the Company’s securities lending program.

The statutory basis of accounting requires that certain bonds and preferred stocks, most common stocks, certain derivative instruments and most separate account assets be reported in the financial statements at fair value. The related estimates of fair value are categorized into three levels based on the nature of the inputs to the valuation estimates:

Level 1 – Fair value is based on quoted prices for identical assets or liabilities in active markets. Markets are considered active if they have many transactions and current prices, have narrow bid/ask spreads with price quotes that do not vary substantially among market makers, and have information that is publicly available.

Level 2 – Fair value is based on observable market data such as quoted prices for similar assets in active markets or quoted prices for identical or similar assets in non-active markets.

Level 3 – Fair value is estimated by the Company using one or more significant unobservable inputs.

The Company’s valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. A given asset or liability’s designation within the fair value hierarchy summarized above is based on the highest numerical level of any input that is significant to the fair value measurement. There have been no material changes in the valuation methodologies used at December 31, 2011, 2010 and 2009.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Investments that are held at fair value at the end of one reporting period and are also measured at fair value at the end of the subsequent reporting period are considered to be measured at fair value on a recurring basis. The tables below present the common stocks, derivative instruments and separate account assets reported at fair value on a recurring basis in the consolidated statement of financial position at December 31, 2011 and 2010. Bonds rated “6” by the NAIC and preferred stocks rated “4”, “5” and “6” by the NAIC, which are reported at the lower of amortized cost or fair value, are immaterial in the aggregate and are thereby not included below. Investments in unconsolidated subsidiaries are excluded from common stocks in the table below as they are reported in the financial statements using the equity method.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
		(in millions)

General account common stocks	$5,111	$-	$530	$5,641
Derivative assets at fair value:
Equity total return swaps	-	1	-	1
Swaptions	-	81	-	81
Foreign currency forwards	-	32	-	32

Total assets at fair value	-	114	-	114

Derivative liabilities at fair value:
Credit default swaps	-	(2)	-	(2)

Total liabilities at fair value	-	(2)	-	(2)

Net derivatives at fair value	-	112	-	112

Separate accounts:
Mutual fund investments	15,510	-	-	15,510
Other benefit plan assets	26	8	2	36
Pension and postretirement assets:
Bonds	-	993	-	993
Common and preferred stock	1,842	24	15	1,881
Cash and short term securities	1	64	-	65
Other assets/liabilities	(6)	5	213	212

Subtotal pension and postretirement assets	1,837	1,086	228	3,151

Total	$22,484	$1,206	$760	$24,450

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(in millions)

General account common stocks	$6,981	$-	$571	$7,552
Derivative assets at fair value:
Equity total return swaps	-	27	-	27
Swaptions	-	106	-	106
Foreign currency forwards	-	2	-	2

Total assets at fair value	-	135	-	135

Derivative liabilities at fair value:
Equity options	(15)	(24)	-	(39)
Credit default swaps	-	(4)	-	(4)
Equity total return swaps	-	(8)	-	(8)

Total liabilities at fair value	(15)	(36)	-	(51)

Net derivatives at fair value	(15)	99	-	84

Separate accounts:
Mutual fund investments	15,574	-	-	15,574
Other benefit plan assets	16	7	1	24
Pension and postretirement assets:
Bonds	-	997	7	1,004
Common and preferred stock	1,790	4	20	1,814
Cash and short term securities	52	-	-	52
Other assets/liabilities	1	-	194	195

Subtotal pension and postretirement assets	1,843	1,001	221	3,065

Total	$24,399	$1,107	$793	$26,299

The Company reviews and validates fair value estimates and the related inputs at each reporting date, including information provided by independent pricing sources. The Company may transfer assets reported at fair value on a recurring basis between levels of the fair value hierarchy if appropriate based on changes in the quality of inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2011 or 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

The following table summarizes the changes in fair value of assets utilizing Level 3 inputs for the years ended December 31, 2011 and 2010.

	For the year ended December 31, 2011

	Fair value, beginning of period	Realized investment gains/(losses)	Unrealized gains/(losses)	Purchases, sales & settlements	Transfers into/out of Level 3	Fair value, end of period
	(in millions)

General account common stocks	$571	$(3)	$1	$(35)	$(4)	$530
Separate accounts:
Other benefit plan assets	1	-	-	1	-	2
Pension and postretirement assets:
Bonds	7	1	(5)	(3)	-	-
Public and private equities	14	2	(1)	(3)	(1)	11
Preferred stock	6	-	-	1	(3)	4
Other assets/liabilities	194	17	5	(3)	-	213

Subtotal pension and postretirement assets	221	20	(1)	(8)	(4)	228

Total	$793	$17	$-	$(42)	$(8)	$760

	For the year ended December 31, 2010

	Fair value, beginning of period	Realized investment gains/(losses)	Unrealized gains/(losses)	Purchases, sales & settlements	Transfers into/out of Level 3	Fair value, end of period
	(in millions)

General account common stocks	$664	$20	$33	$(156)	$10	$571
Separate accounts:
Other benefit plan assets	1	-	-	-	-	1
Pension and postretirement assets:
Bonds	11	1	(1)	(3)	(1)	7
Public and private equities	13	1	5	(5)	-	14
Preferred stock	2	-	-	4	-	6
Other assets/liabilities	156	7	15	16	-	194

Subtotal pension and postretirement assets	182	9	19	12	(1)	221

Total	$847	$29	$52	$(144)	$9	$793

Report of Independent Auditors

To the Board of Trustees and Policyowners of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statements of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”) as of December 31, 2011 and 2010, and the related consolidated statutory statements of operations, of changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.

/s/ PricewaterhouseCoopers LLP

February 23, 2012

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)       NML Variable Annuity Account A

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)       The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account A Operating Authority, authorizing registration as an Investment Company; and approval of Fee-Based Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.A. FB. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.A. FB. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(4)(b)(1)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006
(b)(4)(b)(2)	Form of Amendment to Qualify Contract as Individual Retirement Annuity, TRAD.IRA.AMDT.(0103)	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006

(b)(4)(b)(3)	Form of Endorsement to Establish Contract as a Roth Individual Retirement Annuity, ROTH.IRA.AMDT.(0103)	Exhibit (b)(4)(b)(3) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006
(b)(4)(b)(4)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(4) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(4)(b)(5)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(4) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006
(b)(4)(c)	Enhanced Death Benefit Rider, VA.EDB.(0803)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006
(b)(5)	Form of Application (1106), with Owner Identity Verification (0104)	Exhibit (b)(5) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 33-58476, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333-72913, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012

(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Filed herewith.
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 25, 2012	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2012	Filed herewith.

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2012

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner and CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President and Chairman of the Board Arzu 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Of Counsel Reinhart Boerner Van Deuren, sc 9590 North Upper River Road River Hills, WI 53217

James P. Hackett	President and CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President & CEO Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

Gary A. Poliner	President and Chief Risk Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

John E. Schlifske	Chairman and CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Peter M. Sommerhauser	Attorney Godfrey & Kahn, SC 780 North Water Street Milwaukee, WI 53202-3590

Mary Ellen Stanek	Managing Director &

Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2012

John E. Schlifske	Chairman and Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Senior Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
Jefferson V. DeAngelis	Senior Vice President (Public Markets)
Mark G. Doll	Executive Vice President & Chief Investment Officer
Christina H. Fiasca	Senior Vice President (Agency Services)
Timothy J. Gerend	Vice President (Compliance/Best Practices)
John M. Grogan	Senior Vice President (Financial Planning & Product Delivery)
Thomas C. Guay	Vice President (New Business)
Gary M. Hewitt	Vice President (Investment Risk Management)
J. Chris Kelly	Vice President and Controller
Jean M. Maier	Executive Vice President (Enterprise Operations and Technology)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Gregory C. Oberland	Executive Vice President (Insurance and Investment Products)
Kathleen A. Oman	Vice President (IT Relationship Management)
Gary A. Poliner	President and Chief Risk Officer

Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Vice President and Chief Actuary
Marcia Rimai	Executive Vice President and Chief Administrative Officer
Tammy Roou	Vice President (Enterprise Risk Assurance)
Calvin R. Schmidt	Vice President (Integrated Customer Operations)
Todd M. Schoon	Executive Vice President (Agencies)
David W. Simbro	Senior Vice President (Life & Annuity Products)
Steve P. Sperka	Vice President (Long Term Care)
Paul J. Steffen	Vice President (Agencies)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2011

Employee	Title

Gregory A. Gurlik	Senior Actuary
Donald C. Kiefer	VP-Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP-Corporate Actuary
Ted A. Matchulat	Director Product Compliance

Arthur V. Panighetti	VP-Actuary
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Mark S. Bishop	Regional VP-Field Supervision

Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development
David D. Kiecker	Regional VP-Field Supervision
Steven C. Mannebach	VP-Agency Development
Daniel J. O’Meara	VP-Agency Development
Charles J. Pendley	VP-Agency Development
Michael E. Pritzl	VP-Leadership Development

Gregory A. Jaeck	Director-Annuity & Income Market
Jeffrey J. Niehaus	Director-Business Retirement Markets
David G. Stoeffel	VP-Annuity & Investment Products
Kellen A. Thiel	Director-Managed Products

Robert J. Wright	Director-IPS Strategic Partnerships Product Support

Anne A. Frigo	Director-Insurance Product Compliance
Diane B. Horn	NMIS AML Officer
Robert J. Johnson	Director-Compliance
James K. Kuznacic	Director-Systems
Gregory S. Leslie	Director-Variable Product Compliance

Timothy Nelson	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax

Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy

Employee	Title
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
David K. Nunley	VP-Tax

David E. Willert	Asst. Director-Tax

Rick T. Zehner	VP-Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

Jeffrey P. Scholemer	Director-Field Supervision

Robyn S. Cornelius	Director-Distribution Planning
Richard P. Snyder	Director-Field Compensation

Pency P. Byhardt	VP-Field Services & Support
Karla D. Hill	Asst. Director-CL&R Operations
Joanne M. Migliaccio	Director-Field Services & Support
Lisa A. Myklebust	Director-Network Office Operations
Matthew T. Sauer	Director-Field Technology

Thomas R. Anderson	Director-Financial Security
Rebekah B. Barsch	VP-Market Strategy & Training
Barbara A. Bombaci	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankel	Director-Regional Sales
William F. Grady, IV	Director-Advanced Planning
Debra L. Hagan	Director-Administration/Operations FSP
Laura J. Hauschild	Director-Retirement Markets
Patrick J. Horning	Director-Advanced Planning
Meg E. Jansky	Director-Financial Planning & Product Delivery
Shawn P. Mauser	Director-Regional Sales
Mac McAuliffe	Director-Financial Planning & Product Delivery
John E. Muth	Director-Advanced Planning
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
William H. Taylor	VP-Advanced Financial Security Planning
Brian D. Wilson	Director-Regional Sales
John K. Wilson	Director-Regional Sales
Stanford A. Wynn	Director-Advanced Planning

Don P. Gehrke	Director-ICS Investment Operations
David Harley	Director-IPS Operations
Patricia J. Hillmann	Director-Annuity Customer Service
Todd M. Jones	Director-IPS Finance
Kevin J. Konopa	Director-Business Systems Team
Sarah R. Schneider	Director-Annuity Operations
Jeffrey B. Williams	NMIS and WMC Chief Compliance Officer

Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel

Employee	Title
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Gregory Johnson	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary

Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	VP & Insurance & Distribution Counsel
Kathleen H. Schluter	VP & Tax Counsel
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary

Terry R. Young	Asst. General Counsel & Asst. Secretary

Jason R. Handal	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	VP-Business Markets

Carrie L. Bleck	Director-Policyowner Services
Travis T. Piotrowski	Director-Policyowner Services
Sandra K. Scott-Tyus	Director-Life Benefits

Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director Policyowner Services

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Karen A. Molloy	Director-Banking & Cash Management, Asst. Treasurer
Michael S. Treptow	Director-Investment Performance Management

Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.  Persons Controlled By or Under Common Control with the Depositor or Registrant

      The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of March 31, 2012 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

      Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	93.54

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Arbor Oaks Ltd.(2)	Florida	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford I SPE, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Brookarbor Joint Venture(2)	Illinois	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Bradford, LLC(2)	North Carolina	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Highbrook International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Lydell, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
New Arcade, LLC(2)	Wisconsin	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NML-CBO, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2012)

Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NW Pipeline, Inc.(2)	Texas	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Travers International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Villas of St. Johns L.L.C.(2)	Florida	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2011, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

      As of March 31, 2012, 6,789 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. 6,082 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 707 such contracts were not so issued.

Item 28. Indemnification

 (a)       That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

 (b)       Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

 (a)       NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

 (b)       As of April 1, 2012 the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Pency P. Byhardt	Vice President, Field Services and Support
Michael G. Carter	Director
Robyn C. Cornelius	Director, Distribution Planning
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Somayajulu V. Durvasula	Regional Vice President, Field Supervision
Michael S. Ertz	Vice President, Financial Planning and Product Development
Bradley L. Eull	Assistant Secretary, NMIS
David A. Eurich	Director, Field Training
Christina H. Fiasca	Senior Vice President, Agency Services
Anne A. Frigo	Director, Insurance Products Compliance
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Compliance/Best Practices
Mark J. Gmach	Regional Vice President, Field Supervision
John M. Grogan	Director, Senior Vice President, Financial Planning and Product Delivery
Thomas C. Guay	Vice President, Variable Life Underwriting and Issue
Jason R. Handal	Vice President, Advanced Markets
David P. Harley	Director, Retail Investment Operations
Patricia J. Hillman	Director, Annuity Customer Services
Gregory A. Jaeck	Director, Annuity Products
Robert J. Johnson	Director, Compliance/Best Practices
Todd M. Jones	Treasurer, Financial and Operations Principal
David D. Kiecker	Regional Vice President, Field Supervision
Kevin J. Konopa	Director, IPS Business Systems
Steven J. LaFore	Secretary, NMIS
Brady J. Flugaur

Assistant Director, Retail Investment Services; Registered Options and

Securities Futures Principal (ROSFP); Municipal Securities Principal (MSP);

Municipal Securities Rulemaking Board (MSRB) Primary Contact

Todd L. Laszewski	Director, Life Product Development
Steven C. Mannebach	Vice President, Field Growth and Development
Mac McAuliffe	National Sales Director
Mark E. McNulty	Director, NMIS Field Administration
Joanne M. Migliaccio	Director, Contract, License and Registration
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Variable Life Servicing
Daniel A. Riedl	Vice President, Chief Operating Officer
Jeffrey P. Schloemer	Director, Field Supervision Standards
Calvin R. Schmidt	Director, President and CEO, NMIS
Sarah R. Schneider	Director, Annuity Operations
Todd M. Schoon	Director, Executive Vice President, Agencies
Adam D. Seiden	Director, Field Growth and Development
David W. Simbro	Senior Vice President, Life and Annuity Products
Todd W. Smasal	Director, Human Resources
Richard P. Snyder	Director, Field Compensation and Accounting Services
Paul J. Steffen	Vice President, Agencies

Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President, Financial Planning and Product Delivery
William H. Taylor	Vice President, Financial Planning and Sales Support
Kellen A. Thiel	Director, Personal Investment Markets
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, FINRA Executive Representative
Robert J. Wright	Director, Strategic Partnerships and Product Support

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

 (c)       NMIS, the principal underwriter, received $1,601,949 of commissions and other compensation, directly or indirectly, from the Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

 All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

 There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

 (a)       The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b)       The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c)       The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

 (d)       Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 (e)       The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 25th day of April, 2012.

NML VARIABLE ANNUITY ACCOUNT A
(Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 25th day of April, 2012.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista, General Counsel and Secretary		John E. Schlifske, Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Senior Vice President and
Michael G. Carter	Chief Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ David A. Erne*	Trustee
David A. Erne

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ Gary A. Poliner*	Trustee
Gary A. Poliner

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Peter M. Sommerhauser*	Trustee
Peter M. Sommerhauser

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact,
pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 25, 2012.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 7 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(8)(h)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 25, 2012	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2012	Filed herewith